Quarterly Holdings Report
for
Fidelity® SAI Enhanced Municipal Income Fund
March 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SEB-NPRT3-0526
1.9918391.101
Fixed-Income Funds - 1.7%
	Shares	Value ($)
iShares National Muni Bond ETF	50,000	5,307,499
Vanguard Tax-Exempt Bond Index Fund ETF	300,000	14,967,000
TOTAL FIXED-INCOME FUNDS (Cost $20,327,785)		20,274,499

Municipal Securities - 93.0%
	Principal Amount (a)	Value ($)
Alabama - 6.0%
Education - 0.0%
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2042	25,000	27,189
Electric Utilities - 0.2%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	1,765,000	1,799,684
General Obligations - 5.0%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) Series 2022 A, 5% 7/1/2037	425,000	458,936
Alabama St Gen. Oblig. Series 2018 A, 5% 11/1/2035	160,000	167,584
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (b)	960,000	969,586
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,150,000	2,294,780
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	40,000	40,145
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	105,000	108,930
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	1,730,000	1,808,353
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (b)	2,540,000	2,688,823
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	188,403
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	855,000	860,125
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,117
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,205,000	1,212,223
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,097,572
Black Belt Energy Gas District Series 2023 A, 5.25% tender 1/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (b)	690,000	731,816
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,550,000	2,681,133
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	580,000	611,878
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2031 (Pacific Life Insurance Co Guaranteed)	1,085,000	1,149,778
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	1,020,000	1,048,500
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (b)	2,500,000	2,545,226
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	2,000,000	2,001,780
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	2,405,000	2,544,711
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2035 (Pacific Life Global Funding II Guaranteed)	2,000,000	2,118,370
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	3,000,000	3,129,792
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,000,000	2,134,059
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (b)	165,000	177,441
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	415,000	452,776
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (b)	1,265,000	1,348,930
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	985,000	1,024,731
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025B, 5% 9/1/2033 (American National Insurance Co Guaranteed)	1,000,000	1,017,240
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2040	130,000	140,295
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	2,000,000	2,076,763
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (b)	1,835,000	1,944,351
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	2,135,000	2,145,494
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,645,000	1,673,935
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,040,000	1,077,467
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp Guaranteed) (b)	2,025,000	2,123,865
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	325,000	341,060
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,020,000	2,136,715
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	1,020,000	1,047,948
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	970,000	1,032,026
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (b)	1,595,000	1,721,646
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	1,790,000	1,926,480
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	3,010,000	3,193,815
TOTAL GENERAL OBLIGATIONS		59,220,598
Health Care - 0.0%
Huntsville AL Hlth Care Auth (Huntsville Hospital AL Proj.) Series 2020 B1, 5% 6/1/2037	100,000	105,510
Housing - 0.1%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2024B, 4.8% 10/1/2054	360,000	354,353
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.05% 10/1/2045	500,000	508,545
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.18% 10/1/2055	690,000	698,335
TOTAL HOUSING		1,561,233
Other - 0.3%
Gadsden Ala Gen. Oblig. 5% 10/1/2055 (Build America Mutual Assurance Co Insured)	1,500,000	1,533,003
Pike Road Ala Gen. Oblig. Series 2023, 5% 3/1/2052	2,000,000	2,035,106
TOTAL OTHER		3,568,109
Special Tax - 0.4%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev 5% 9/1/2037	555,000	624,331
Alabama Highway Authority 5% 9/1/2042 (Assured Guaranty Inc Insured)	2,000,000	2,183,838
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2036	60,000	61,046
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	270,000	285,188
Jefferson County AL Series 2017, 5% 9/15/2029	1,500,000	1,530,155
TOTAL SPECIAL TAX		4,684,558
Water & Sewer - 0.0%
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 A, 4% 1/1/2037	380,000	380,280
TOTAL ALABAMA		71,347,161
Alaska - 0.4%
Housing - 0.2%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 2, 5% 12/1/2033	25,000	26,984
Alaska Hsg Fin Corp Mtg Rev Series 2026A, 6% 12/1/2056	2,520,000	2,791,159
Alaska St Hsg Fin Corp 5% 12/1/2039	35,000	37,417
TOTAL HOUSING		2,855,560
Other - 0.0%
North Slope Boro Alaska Gen. Oblig. Series 2024 A, 5% 6/30/2036	110,000	119,305
Transportation - 0.2%
Municipality of Anchorage AK Series 2024 A, 5.25% 2/1/2050 (Assured Guaranty Inc Insured) (c)	1,850,000	1,915,812
TOTAL ALASKA		4,890,677
Arizona - 1.0%
Education - 0.0%
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	100,000	92,601
Mcallister Academic Vlg AZ LLC (Arizona St Univ Revs Proj.) Series 2016 A, 5% 7/1/2036	210,000	210,737
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2039	30,000	31,931
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2043	170,000	178,409
University AZ Univ Revs Series 2021 A, 5% 6/1/2038	40,000	42,775
University AZ Univ Revs Series 2021 A, 5% 6/1/2040	75,000	79,535
TOTAL EDUCATION		635,988
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2034	195,000	197,859
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2036	70,000	74,493
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	240,000	249,961
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	2,000,000	2,102,463
TOTAL ELECTRIC UTILITIES		2,624,776
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	40,000	40,023
Maricopa County Special Health Care District Gen. Oblig. Series C, 5% 7/1/2033	20,000	20,852
TOTAL GENERAL OBLIGATIONS		60,875
Health Care - 0.6%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	75,000	80,644
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2038	95,000	99,523
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2042	550,000	560,992
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2040	75,000	80,147
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031	1,195,000	1,210,368
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	100,000	101,167
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 4% 1/1/2032	190,000	190,660
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2028	1,030,000	1,070,865
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	200,000	146,890
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	450,000	408,124
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2040	365,000	346,225
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	540,000	475,238
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	620,000	641,159
TOTAL HEALTH CARE		5,412,002
Industrial Development - 0.0%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	160,000	161,822
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	365,000	369,644
TOTAL INDUSTRIAL DEVELOPMENT		531,466
Other - 0.1%
Arizona Indl Dev Auth Single Family Mtg Rev 5% 10/1/2045	500,000	506,985
Arizona Indl Dev Auth Single Family Mtg Rev 5.1% 10/1/2050	450,000	453,793
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2040	70,000	75,647
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2041	40,000	43,117
TOTAL OTHER		1,079,542
Special Tax - 0.0%
AZ Dept of Trans Series 2016 A, 5% 7/1/2031	75,000	75,449
Bullhead City Ariz Excise Taxes Rev 2.7% 7/1/2051	140,000	91,858
Glendale Ariz Sr Excise Tax Rev Series 2024, 5% 7/1/2038	100,000	110,869
Phoenix AZ Civic Impt Corp Series 2020 A, 5% 7/1/2035	45,000	48,485
TOTAL SPECIAL TAX		326,661
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2030 (c)	510,000	538,070
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	40,000	41,891
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	105,000	105,552
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2027 (c)	25,000	25,630
TOTAL TRANSPORTATION		711,143
Water & Sewer - 0.0%
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	100,000	91,397
Phoenix Arizona Civic Imp Wtr Series 2020 B, 5% 7/1/2036	75,000	80,473
Phoenix Arizona Civic Imp Wtr Series 2020A, 5% 7/1/2040	85,000	89,924
TOTAL WATER & SEWER		261,794
TOTAL ARIZONA		11,644,247
Arkansas - 0.3%
General Obligations - 0.0%
North Little Rock School District No 1 2% 2/1/2039	65,000	48,839
Other - 0.0%
Nettleton Ark Spl Sch Dist Craighead Cnty 4.5% 6/1/2054	250,000	231,614
Special Tax - 0.0%
Fort Smith Ark Sales & Use Tax Series 2025, 5.25% 11/1/2055 (Assured Guaranty Inc Insured)	520,000	536,755
Springdale AR Sales & Use Tax Rev 4.125% 8/1/2047 (Build America Mutual Assurance Co Insured)	50,000	47,200
TOTAL SPECIAL TAX		583,955
Water & Sewer - 0.3%
Beaver Wtr Dst AK Benton&Wash 5% 4/15/2055	1,050,000	1,072,982
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2031	1,500,000	1,563,239
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2032	85,000	88,386
TOTAL WATER & SEWER		2,724,607
TOTAL ARKANSAS		3,589,015
California - 6.0%
Education - 0.1%
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2050	1,000,000	1,043,243
California Mun Fn Auth Rev (Emory University GA Proj.) Series 2019 A, 5% 10/1/2044	165,000	170,336
California St Univ Rev Series 2020C, 3% 11/1/2039	50,000	45,325
University CA Revs Series 2024 BS, 5% 5/15/2042	50,000	54,461
TOTAL EDUCATION		1,313,365
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2035	30,000	32,059
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2038	320,000	340,434
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2043	610,000	636,164
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	530,000	554,878
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2033	310,000	324,179
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2039	170,000	178,269
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2041	80,000	83,814
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2037	275,000	296,820
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	140,000	150,976
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	80,000	85,769
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2043	225,000	236,818
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	30,000	32,686
Riverside CA Elec Rev 5% 10/1/2043	65,000	67,599
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2036	130,000	137,500
Riverside CA Elec Rev Series 2024 A, 5% 10/1/2044	45,000	48,787
Southern CA Pub Pwr Auth Series 2019 1, 5% 7/1/2029	25,000	26,556
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2031	630,000	688,231
TOTAL ELECTRIC UTILITIES		3,921,539
General Obligations - 3.0%
Anaheim City School District/CA Series 2016, 3% 8/1/2046	465,000	357,146
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	2,005,000	2,047,112
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	188,380
California Community Choice Financing Authority 5% tender 7/1/2053 (Morgan Stanley Guaranteed) (b)	2,630,000	2,758,121
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	1,490,000	1,487,130
California Community Choice Financing Authority Series 2023 E 1, 5% tender 2/1/2054 (Morgan Stanley Guaranteed) (b)	2,000,000	2,112,412
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	2,350,000	2,438,496
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity and Life Co Guaranteed) (b)	2,575,000	2,626,747
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (b)	1,730,000	1,853,580
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	790,000	800,230
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,000,000	3,127,730
California Community Choice Financing Authority Series 2026C, 5.25% 2/1/2036 (Realty Income Corp Guaranteed)	750,000	804,446
California Enterprise Development Authority (Riverside Cnty CA Proj.) Series 2024A, 5.25% 11/1/2054	1,195,000	1,262,783
California St Pub Wks Brd Lse 5% 8/1/2035	40,000	43,710
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2030	85,000	90,070
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2031	30,000	31,741
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2049	300,000	313,424
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	500,000	538,037
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.5% 1/15/2044	225,000	164,325
City of Oakland CA Gen. Oblig. Series 2023 D, 5.25% 7/15/2048	190,000	200,680
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	150,000	168,972
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	385,000	303,468
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	170,000	185,420
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2032 (Merrill Lynch & Co Inc Guaranteed)	45,000	50,143
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	100,000	112,474
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2029	45,000	45,608
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2032	160,000	161,912
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2019 E1, 5% 12/1/2039	45,000	47,615
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 5% 12/1/2038	80,000	87,926
Los Angeles Unified School District/CA Series 2016A, 4% 7/1/2040	1,530,000	1,495,694
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	40,000	43,720
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2043	75,000	82,743
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2045	185,000	199,998
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	1,065,000	1,262,179
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2019 A, 5% 8/1/2044	145,000	152,197
Oakland CA Uni Sch Dist Alameda Cnty Series 2023A, 5.25% 8/1/2042 (Assured Guaranty Inc Insured), (Federal Agricultural Mortgage Corp Insured)	350,000	381,786
Peralta Calif Cmnty College Dist Gen. Oblig. 5.25% 8/1/2042	180,000	197,138
Pleasanton CA Uni Sch Dist Series 2019, 3% 8/1/2042	30,000	24,367
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 4% 8/1/2036	25,000	25,580
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2034	45,000	46,599
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2036	45,000	45,099
San Francisco CA City & Cnty Gen. Oblig. Series 2021 D1, 4% 6/15/2036	70,000	71,982
San Francisco CA Cmnty College Dist Gen. Oblig. Series A, 2.25% 6/15/2045	100,000	65,494
State of California Gen. Oblig. 5% 11/1/2034	65,000	68,414
State of California Gen. Oblig. 5% 4/1/2033	50,000	53,230
State of California Gen. Oblig. 5% 9/1/2038	3,500,000	3,862,485
State of California Gen. Oblig. 5.25% 10/1/2051	3,000,000	3,214,388
Vista CA Uni Sch Dist Series 2022B, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	210,413
Washington Twp CA Health Care Dist Gen. Oblig. Series 2015B, 3.75% 8/1/2040	495,000	462,505
TOTAL GENERAL OBLIGATIONS		36,375,849
Health Care - 0.2%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 4% 8/15/2035	60,000	60,029
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 5% 8/15/2031	115,000	115,974
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2043	50,000	53,685
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (b)	120,000	123,184
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024A, 5% 11/15/2044	665,000	720,014
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2036	185,000	190,084
California Hlth Facs Fin Auth (City of Hope Natl Med Ctr, CA Proj.) Series 2012A, 4% 11/15/2039	290,000	283,925
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	195,000	135,558
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2037	95,000	104,481
TOTAL HEALTH CARE		1,786,934
Housing - 0.3%
California Mun Fin Auth Mun Ctfs Series 1 Class A1, 4.05% 7/20/2041	2,000,000	1,907,398
California Mun Fin Auth Mun Ctfs Series 2 Class A1, 3.998% 11/20/2040 (b)	996,486	953,773
TOTAL HOUSING		2,861,171
Other - 0.2%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2024 T, 4.1% 7/1/2040	1,555,000	1,527,430
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	185,000	177,920
Citrus Calif Cmnty College Dist Gen. Oblig. 5% 8/1/2046	60,000	64,138
College of The Sequoias Visalia Area Impt Dist No 2 Calif Cmnty College Dist Gen. Oblig. Series A, 5% 8/1/2054	340,000	349,845
Fremont Calif Uni Sch Dist Alameda Cnty Series A, 4% 8/1/2045	140,000	135,109
Los Angeles CA Hsg Auth Mfh Series 2024A, 4.35% 12/1/2049	350,000	311,437
TOTAL OTHER		2,565,879
Special Tax - 0.2%
Anaheim Calif Redev Agy Successor Agy Tax Allocation 5% 2/1/2029	25,000	26,110
Irvine CA Spl Tax Series 2025, 5% 9/1/2060 (Assured Guaranty Inc Insured)	650,000	676,640
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2020 A, 4% 6/1/2036	35,000	36,193
San Francisco CA BART Dist Tax Series 2019 A, 4% 7/1/2035	90,000	90,563
San Francisco Calif City & Cnty Cmnty Facs Dist No 2014-1 Spl Tax 5% 9/1/2047	605,000	621,015
San Francisco Calif City & Cnty Redev Agy Successor Agy Cmnty Facs Dist Spl Tax Series 2023, 5.25% 8/1/2042 (Assured Guaranty Inc Insured), (Federal Agricultural Mortgage Corp Insured)	360,000	399,030
TOTAL SPECIAL TAX		1,849,551
Tobacco Bonds - 0.0%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	85,000	89,260
Transportation - 1.7%
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (c)	35,000	38,335
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	2,000,000	2,049,857
Los Angeles CA Dept Arpts Rev 5% 5/15/2029 (c)	545,000	578,443
Los Angeles CA Dept Arpts Rev 5% 5/15/2031 (c)	390,000	425,168
Los Angeles CA Dept Arpts Rev 5% 5/15/2032 (c)	1,000,000	1,092,380
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2028 (c)	290,000	302,886
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2029 (c)	215,000	224,095
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	315,000	322,853
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2029 (c)	255,000	270,648
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (c)	175,000	183,343
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2045	170,000	178,046
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2040 (c)	1,115,000	1,091,186
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2031 (c)	70,000	76,311
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2034 (c)	185,000	201,475
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2027 (c)	745,000	763,572
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2047 (c)	160,000	160,025
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (c)	1,290,000	1,291,458
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2028 (c)	335,000	351,078
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (c)	1,000,000	1,103,496
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2050 (c)	500,000	520,392
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (Escrowed to Maturity) (c)	750,000	762,904
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	975,000	996,180
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (c)	1,510,000	1,542,802
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2036 (c)	2,445,000	2,598,715
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2031 (c)	400,000	434,694
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2039 (c)	145,000	159,908
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2041 (c)	40,000	43,705
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2027 (c)	765,000	781,618
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5% 5/1/2032 (c)	155,000	170,241
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (c)	60,000	64,667
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2037 (c)	65,000	67,270
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	1,220,000	1,246,502
TOTAL TRANSPORTATION		20,094,253
Water & Sewer - 0.0%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2037	80,000	83,629
City of Los Angeles CA Wastewater System Revenue Series 2017 B, 5% 6/1/2039	50,000	51,105
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	65,000	67,900
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2037	115,000	122,910
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2037	105,000	112,781
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2043	25,000	26,154
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2038	85,000	92,061
Sacramento Cnty CA Santn Dist Series 2020 A, 5% 12/1/2041	40,000	42,928
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2042	100,000	111,829
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2044	50,000	55,162
TOTAL WATER & SEWER		766,459
TOTAL CALIFORNIA		71,624,260
Colorado - 2.5%
Education - 0.4%
CO St Board Governors Univ Enterprise Sys Rev Series A, 4% 3/1/2044	250,000	234,601
Colorado Edl & Cultural Fac Auth Rev (University of Denver, CO Proj.) Series 2017 A, 5% 3/1/2040	335,000	338,451
Colorado Edl & Cultural Facs Auth Rev (University of Denver, CO Proj.) 5.25% 3/1/2056	2,500,000	2,579,869
University Colo Enterprise Sys 3.25% 6/1/2037	135,000	130,046
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,325,000	1,317,449
University Colo Enterprise Sys Series 2025 C 1, 5.25% 6/1/2055	1,000,000	1,047,445
TOTAL EDUCATION		5,647,861
Electric Utilities - 0.5%
Colorado Springs Colo Utils Gen. Oblig. Series 2025 A, 5.25% 11/15/2050	2,000,000	2,118,050
Colorado Springs Colo Utils Gen. Oblig. Series 2025 A, 5.25% 11/15/2055	2,000,000	2,098,678
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2039	30,000	30,202
Colorado Springs Colo Utils Series 2023 B, 5% 11/15/2041	120,000	130,453
Colorado Springs Colo Utils Series 2023A, 5.25% 11/15/2048	340,000	359,959
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2036	25,000	25,895
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2039	20,000	20,620
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2040	185,000	190,391
TOTAL ELECTRIC UTILITIES		4,974,248
General Obligations - 0.1%
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2017 K, 5% 3/15/2027	85,000	86,926
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	225,000	208,411
County of Pueblo CO Series 2022A, 5% 7/1/2049	100,000	100,554
Denver CO Cty & Cnty Sch Dis 1 Series 2021, 5% 12/1/2038	55,000	58,612
Douglas Cnty CO Sch Dist Series 2019, 5% 12/15/2038	45,000	46,812
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2039	50,000	53,836
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2041	230,000	245,978
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2033	175,000	183,774
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2038	35,000	36,280
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2038	220,000	231,154
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2040	200,000	209,146
Weld County School District No RE-4 5% 12/1/2041	265,000	284,503
Weld County School District No RE-4 5.25% 12/1/2047	170,000	179,003
TOTAL GENERAL OBLIGATIONS		1,924,989
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	220,000	207,993
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	2,050,000	1,467,981
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2037	330,000	353,399
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2038	235,000	250,722
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2040	170,000	179,492
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 B, 5% 11/15/2034	815,000	924,631
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2041	455,000	477,917
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2028	160,000	167,025
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2033	145,000	152,245
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2034	85,000	88,937
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	350,000	364,836
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	100,000	101,578
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2032	95,000	101,798
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2052	25,000	25,388
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	1,075,000	1,130,205
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2037	70,000	75,571
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2044	105,000	110,191
Colorado Health Facilities Authority (Sanford Health, SD Proj.) Series 2019A, 5% 11/1/2034	120,000	125,829
Colorado Health Facilities Authority Series 2018 A 1, 4% 9/15/2033	320,000	318,801
Colorado Health Facilities Authority Series 2019 A 1, 4% 8/1/2038	1,870,000	1,831,658
TOTAL HEALTH CARE		8,456,197
Housing - 0.0%
Colorado Hsg & Fin Auth (CO Single Family Mortgage Proj.) Series 2025 I, 3.9% 11/1/2027 (c)	130,000	130,459
Colorado Hsg Fin Auth Series 2018C, 4.25% 11/1/2048	115,000	115,745
TOTAL HOUSING		246,204
Lease Revenue - 0.1%
Adams Cnty Colo Ctfs Partn Series 2024, 5.25% 12/1/2049	675,000	706,402
Other - 0.1%
Colorado Mesa Univ Colo Enterprise Rev 4% 5/15/2045	1,405,000	1,350,863
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2031	55,000	58,068
TOTAL OTHER		1,408,931
Special Tax - 0.0%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	405,000	373,521
Transportation - 0.3%
Denver CO City & Cnty Arpt 5.25% 11/15/2047	75,000	78,886
Denver CO City & Cnty Arpt 5.75% 11/15/2039 (c)	1,105,000	1,223,822
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (c)	360,000	396,448
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2032 (c)	1,085,000	1,189,182
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	490,000	512,567
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (c)	70,000	76,783
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2028 (c)	115,000	120,901
TOTAL TRANSPORTATION		3,598,589
Water & Sewer - 0.2%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2047	1,500,000	1,565,933
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2052	1,000,000	1,025,950
Denver CO City & Cnty Brd Wtr Series 2024A, 5% 9/15/2037	40,000	44,935
TOTAL WATER & SEWER		2,636,818
TOTAL COLORADO		29,973,760
Connecticut - 0.2%
Education - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,550,000	1,556,428
General Obligations - 0.1%
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2033	50,000	52,232
Connecticut St Gen. Oblig. Series 2020 A, 5% 1/15/2031	600,000	649,426
University Connecticut (Connecticut St Proj.) Series 2020A, 5% 2/15/2038	45,000	47,426
TOTAL GENERAL OBLIGATIONS		749,084
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2021D, 5% 11/1/2041	55,000	58,560
TOTAL CONNECTICUT		2,364,072
Delaware - 0.2%
Education - 0.1%
University of Delaware Series 2025A, 4.375% 11/1/2055	1,145,000	1,080,548
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2024 C, 4.45% 7/1/2044	550,000	545,922
Delaware State Hsg Auth Rev Series 2024 C, 4.6% 7/1/2049	1,245,000	1,215,194
TOTAL HOUSING		1,761,116
TOTAL DELAWARE		2,841,664
District Of Columbia - 1.8%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2042	30,000	30,010
District Columbia Univ Rev Series 2017, 5% 4/1/2034	130,000	132,164
TOTAL EDUCATION		162,174
General Obligations - 0.7%
District Columbia Gen. Oblig. Series 2016 A, 5% 6/1/2027	940,000	943,744
District Columbia Gen. Oblig. Series 2016 A, 5% 6/1/2033	40,000	40,158
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2029	90,000	92,419
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2038	135,000	143,944
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2046	585,000	604,689
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2037	435,000	477,112
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2038	125,000	136,262
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2045	80,000	84,171
District Columbia Gen. Oblig. Series 2023A, 5.25% 1/1/2048	340,000	357,018
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2037	60,000	66,727
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2038	90,000	99,392
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	1,205,000	1,301,455
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2044	390,000	418,130
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2049	1,740,000	1,807,233
District Columbia Gen. Oblig. Series 2026A, 5% 6/1/2039	2,000,000	2,233,994
District Columbia Gen. Oblig. Series E, 5% 6/1/2027	75,000	76,231
TOTAL GENERAL OBLIGATIONS		8,882,679
Health Care - 0.0%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 5% 7/15/2034	70,000	70,061
District Columbia Hosp Rev Series 2015, 5% 7/15/2035	225,000	225,184
TOTAL HEALTH CARE		295,245
Special Tax - 0.9%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2032	60,000	64,089
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2036	95,000	100,286
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2044	180,000	185,913
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2031	120,000	130,017
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2035	255,000	272,599
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2036	120,000	127,718
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2038	245,000	264,960
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	265,000	284,337
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2041	215,000	229,907
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2038	80,000	87,362
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2040	430,000	465,451
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2041	355,000	382,497
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2043	465,000	495,975
District Columbia Income Tax Rev Series 2023 A, 5.25% 5/1/2048	1,535,000	1,614,370
District Columbia Income Tax Rev Series 2025 A, 5% 6/1/2050	100,000	103,798
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	240,000	254,138
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2030	1,570,000	1,610,836
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2031	295,000	302,264
Washington DC Met Area Tran Auth Rev Series A 2, 5% 7/1/2032	105,000	107,455
Washington Metropolitan Area Transit Authority 5% 7/15/2034	225,000	241,065
Washington Metropolitan Area Transit Authority 5% 7/15/2038	1,185,000	1,282,929
Washington Metropolitan Area Transit Authority 5% 7/15/2040	230,000	246,435
Washington Metropolitan Area Transit Authority 5% 7/15/2041	170,000	180,913
Washington Metropolitan Area Transit Authority 5% 7/15/2042	355,000	375,325
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	200,000	206,984
TOTAL SPECIAL TAX		9,617,623
Water & Sewer - 0.2%
District Columbia Wtr & Swr Auth Pub Util Rev 5.25% 10/1/2054	2,000,000	2,093,161
District Columbia Wtr & Swr Auth Pub Util Rev Series 2016 A, 5% 10/1/2030	480,000	480,445
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022B, 5% 10/1/2039	35,000	37,661
TOTAL WATER & SEWER		2,611,267
TOTAL DISTRICT OF COLUMBIA		21,568,988
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2031	190,000	194,678
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2032	125,000	127,923
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2032	120,000	122,806
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2035	120,000	122,373
Washington Metropolitan Area Transit Authority 5% 7/15/2037	175,000	185,009
Washington Metropolitan Area Transit Authority 5% 7/15/2060	1,000,000	1,013,081
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	235,000	240,564
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		2,006,434
District Of Columbia,Virginia - 0.6%
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	805,000	830,168
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2029 (c)	250,000	266,454
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2036 (c)	50,000	52,019
Metropolitan Wash DC Arpts Ath Series 2020 A, 5% 10/1/2030 (c)	40,000	43,129
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2029 (c)	1,090,000	1,161,738
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	70,000	75,804
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2046 (c)	100,000	101,832
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2028 (c)	900,000	944,268
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2029 (c)	460,000	490,275
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	320,000	335,740
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2042 (c)	475,000	503,980
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (c)	200,000	205,390
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (c)	530,000	564,882
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2038 (c)	230,000	246,041
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2046 (c)	475,000	495,040
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2034 (c)	335,000	370,617
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	50,000	34,280
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		6,721,657
Florida - 6.5%
Education - 0.1%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2033	25,000	25,027
Florida Higher Edl Facs Fing Auth Rev Series 2020 A, 4% 12/1/2050	500,000	427,269
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2042 (Build America Mutual Assurance Co Insured)	95,000	102,436
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2043 (Build America Mutual Assurance Co Insured)	15,000	16,082
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 5% 4/1/2048	330,000	331,303
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	280,000	280,140
TOTAL EDUCATION		1,182,257
Electric Utilities - 0.2%
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2035	1,000,000	1,074,918
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2037	30,000	32,128
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2037	140,000	143,206
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	1,085,000	1,106,793
TOTAL ELECTRIC UTILITIES		2,357,045
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (c)	100,000	101,142
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (c)	55,000	55,628
TOTAL ESCROWED/PRE-REFUNDED		156,770
General Obligations - 1.1%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) 5% 7/1/2031 (e)	3,000,000	3,288,630
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	295,000	296,765
Broward County FL School District Series 2019, 5% 7/1/2038	70,000	72,204
Broward County FL School District Series 2019, 5% 7/1/2039	40,000	41,162
Broward County FL School District Series 2019, 5% 7/1/2040	20,000	20,546
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2015 F, 3.25% 6/1/2035	85,000	82,794
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 B, 4% 6/1/2033	31,000	31,038
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 E, 4% 6/1/2032	105,000	105,145
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2020 A, 5% 6/1/2031	145,000	157,709
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 4% 11/1/2034	225,000	231,503
Florida St Dept Transn Fing Corp Rev (Florida St Proj.) Series 2020, 3% 7/1/2033	225,000	216,916
Florida St Gen. Oblig. Series 2017A, 4% 7/1/2032	75,000	76,038
Florida St Gen. Oblig. Series 2019 A, 4% 7/1/2033	165,000	168,604
Florida St Gen. Oblig. Series 2019 A, 5% 7/1/2031	1,000,000	1,049,789
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2031	50,000	55,260
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2031	105,000	112,592
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2033	250,000	266,627
Manatee Cnty Fla Rev Series 2022, 5% 10/1/2031	85,000	94,627
Miami-Dade Cnty FL Gen. Oblig. 4% 7/1/2042	395,000	391,049
Miami-Dade Cnty FL Gen. Oblig. 5% 7/1/2032	145,000	157,299
Miami-Dade Cnty FL Gen. Oblig. Series 2018A, 5% 7/1/2041	75,000	77,617
Miami-Dade Cnty FL Gen. Oblig. Series 2020, 3% 7/1/2034	2,000,000	1,896,186
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series 2021 B 1, 4% 10/1/2046 (c)	190,000	168,017
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2040	75,000	75,120
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2043	545,000	529,756
Miami-Dade Cnty FL Seaport Rev Series 2021A 1, 4% 10/1/2041 (Assured Guaranty Inc Insured) (c)	1,175,000	1,150,226
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2022A, 5% 4/1/2052	100,000	100,770
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	315,000	322,833
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2022B, 5.25% 8/1/2040	260,000	281,207
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2027	105,000	108,373
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2042 (Assured Guaranty Inc Insured)	70,000	73,333
Putnam Cnty Fla Sch Dist Series 2025, 5% 7/1/2054 (Assured Guaranty Inc Insured)	1,865,000	1,900,673
South Fla Wtr Mgmt Dist Ctfs Partn Series 2015, 5% 10/1/2034	600,000	600,000
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	125,000	132,482
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	420,000	441,767
TOTAL GENERAL OBLIGATIONS		14,774,657
Health Care - 1.2%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 4% 12/1/2044	140,000	128,912
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 5% 12/1/2044	1,045,000	1,045,467
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2022 A, 5% 4/1/2042	25,000	26,204
Brevard Cnty FL Health Fac 5% 4/1/2029	645,000	684,468
Brevard Cnty FL Health Fac 5% 4/1/2040	380,000	401,769
Brevard Cnty FL Health Fac Series 2022 A, 5% 4/1/2047	525,000	535,388
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	460,000	452,814
Capital Trust Auth Series 2025A, 5% 12/1/2032	200,000	219,668
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	80,000	82,272
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2036	390,000	387,692
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2037	365,000	359,756
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2042	70,000	73,610
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2026B, 5% tender 8/1/2056 (b)	450,000	485,702
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	495,000	495,840
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 4.125% 11/15/2051	620,000	552,333
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	1,065,000	1,111,949
Jacksonville Fla Health Care Facs Rev (Genesis Health Inc Proj.) Series 2020, 4% 11/1/2039	370,000	349,379
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2041	300,000	320,876
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	130,000	131,338
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) Series 2019 A 1, 4% 4/1/2037	125,000	122,511
Lee County Industrial Development Authority/FL Series 2019 A 1, 4% 4/1/2049	95,000	82,532
Miami-Dade Cty FL Hlth Hsp Rev Series 2017, 4% 8/1/2042	700,000	669,359
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2027	60,000	60,774
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2042	40,000	40,610
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	380,000	381,530
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2042	130,000	137,463
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2033	30,000	30,251
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	390,000	402,656
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	1,195,000	947,229
South Broward Hosp Dist FL Rev (South Broward Hosp Dist FL Rev Proj.) Series 2021 A, 3% 5/1/2046	665,000	507,723
South Broward Hosp Dist FL Rev Series 2015, 4% 5/1/2045	595,000	560,308
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	50,000	51,391
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	1,000,000	1,076,443
TOTAL HEALTH CARE		12,916,217
Housing - 0.4%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 5.05% 1/1/2056	1,500,000	1,503,876
Florida Housing Finance Corp Series 2025 1, 4.65% 7/1/2055	1,050,000	1,023,401
Florida Housing Finance Corp Series 2026 1, 6% 1/1/2057	2,000,000	2,241,429
TOTAL HOUSING		4,768,706
Lease Revenue - 0.0%
Marion Cnty FL Sch Brd Ctfs Partn Series 2024, 5% 6/1/2038 (Assured Guaranty Inc Insured)	40,000	43,784
Other - 0.0%
Miami-Dade Cnty FL Edl Fac Rev Series 2024 A, 5.25% 4/1/2047	35,000	36,430
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2039	40,000	43,128
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2046	215,000	223,378
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2047	115,000	114,517
TOTAL OTHER		417,453
Special Tax - 0.5%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	45,000	47,015
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2035	135,000	138,323
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2038	100,000	100,609
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2039	135,000	135,139
County of Pasco FL Series 2023 A, 5.5% 9/1/2037 (Assured Guaranty Inc Insured)	50,000	55,227
Miami FL Spl Oblig Series 2023A, 5% 3/1/2042	920,000	978,404
Miami FL Spl Oblig Series 2023A, 5% 3/1/2043	150,000	159,012
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2042	260,000	272,082
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	750,000	751,438
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2018, 4% 7/1/2048	60,000	53,705
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2022, 5% 7/1/2052	1,000,000	1,012,429
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2031	170,000	181,590
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2032	260,000	276,608
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2033	405,000	429,168
Seminole Cnty Fla Spl Oblig Series 2022, 5% 10/1/2052	1,000,000	1,018,199
Tampa FL Tax Alloc 0% 9/1/2042 (d)	150,000	71,258
TOTAL SPECIAL TAX		5,680,206
Transportation - 2.2%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 4% 10/1/2044 (c)	325,000	301,170
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	140,000	144,189
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (c)	500,000	512,282
Florida St Dept Transn Fed Hwy Reimbursement Rev Series 2021 A, 5% 7/1/2026	50,000	50,288
Florida St Dept Transn Tpk Rev Series 2024 C, 5% 7/1/2042	75,000	81,598
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2052	1,450,000	1,495,343
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	1,500,000	1,541,263
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	295,000	304,003
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2044 (c)	270,000	248,303
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (c)	170,000	171,824
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2028 (c)	1,375,000	1,440,939
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2046 (c)	210,000	213,236
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	1,150,000	1,205,149
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	40,000	43,377
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.25% 10/1/2040 (c)	220,000	239,594
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2054 (c)	1,525,000	1,598,888
Lee Cnty FL Airport 5% 10/1/2037 (c)	625,000	655,678
Lee Cnty FL Airport 5% 10/1/2039 (c)	150,000	156,052
Lee Cnty FL Airport 5% tender 10/1/2056 (b)(c)	455,000	487,656
Lee Cnty FL Airport 5.5% 10/1/2056 (c)	1,000,000	1,046,821
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2036	380,000	381,281
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2040 (c)	305,000	307,657
Miami-Dade Cnty FL Aviat Rev Series 2019A, 5% 10/1/2049 (c)	1,125,000	1,122,655
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2029 (c)	1,035,000	1,101,346
Miami-Dade Cnty FL Aviat Rev Series 2024 A, 5% 10/1/2030 (c)	700,000	752,944
Miami-Dade Cnty FL Aviat Rev Series A, 5% 10/1/2027	215,000	217,272
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2027 (c)	195,000	200,026
Miami-Dade Cnty FL Seaport Rev 5% 10/1/2047 (c)	1,000,000	1,010,725
Miami-Dade Cnty FL Seaport Rev 5.25% 10/1/2052 (c)	1,115,000	1,128,018
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2032	750,000	841,119
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 A, 4% 7/1/2031	1,005,000	1,006,757
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2037	1,265,000	1,264,353
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2037	125,000	130,931
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2038	140,000	146,337
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	65,000	65,219
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,160,000	1,160,314
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2050 (c)	1,700,000	1,789,908
TOTAL TRANSPORTATION		24,564,515
Water & Sewer - 0.8%
Del Ray Beach Fla W&S Series 2025, 5.25% 10/1/2050	625,000	659,963
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2042	30,000	32,308
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	1,625,000	1,729,160
Miami Beach Fla Stormwater Rev Series 2017, 4% 9/1/2030	1,050,000	1,065,498
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2037	485,000	487,273
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2038	35,000	35,392
Miami-Dade Cnty FL Wtr & Swr Rev Series 2025 A, 5% 10/1/2055	1,000,000	1,024,312
Orange Cnty FL Wtr & Wastewtr Series 2025, 4% 10/1/2040	1,500,000	1,522,238
Sarasota Cnty FL Util Sys Rev Series 2022, 5.25% 10/1/2052	1,110,000	1,147,488
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	2,000,000	2,079,999
Tampa Bay Water Series 2024 B, 5% 10/1/2041	170,000	186,625
TOTAL WATER & SEWER		9,970,256
TOTAL FLORIDA		76,831,866
Georgia - 3.2%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2037	80,000	80,790
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	430,000	349,409
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	20,000	21,638
TOTAL EDUCATION		451,837
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	20,000	21,019
Georgia Mun Elec Auth Pwr Rev Series 2021 A, 5% 1/1/2034	20,000	21,842
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	450,000	453,301
TOTAL ELECTRIC UTILITIES		496,162
General Obligations - 2.0%
Gwinnett Cnty GA Sch Dist Series 2025, 5% 2/1/2032	600,000	671,744
Main Street Energy Inc 5% 12/1/2033 (Citigroup Inc Guaranteed)	1,000,000	1,047,662
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	2,075,000	2,095,865
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,440,000	1,456,774
Main Street Natural Gas Inc 5% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	885,000	936,758
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	335,000	357,580
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,615,000	3,782,530
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	755,000	807,414
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	475,000	476,320
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	201,966
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	455,000	474,727
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,955,000	3,106,694
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	2,025,000	2,126,737
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	410,000	434,467
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,055,000	1,120,155
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	3,040,000	3,189,138
TOTAL GENERAL OBLIGATIONS		22,286,531
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	200,000	179,166
Clarke Cnty GA Hosp Auth Ctfs (Piedmont Hosp Og Proj.) Series 2016 A, 5% 7/1/2031	105,000	105,520
Cobb Cnty GA Kennestone Hosp Series 2023A, 5% 4/1/2042	20,000	21,102
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	40,000	40,075
Dalton Whitfield County Joint Development Authority Series 2017, 4% 8/15/2041	425,000	411,987
Dalton Whitfield County Joint Development Authority Series 2024 B, 5% 8/15/2028	195,000	204,468
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	955,000	760,834
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2038	290,000	284,793
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	270,000	252,757
Lagrange-Troup Cnty GA Hosp Rev 4% 4/1/2042	230,000	215,311
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2042	145,000	151,903
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2043	25,000	26,060
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (Piedmont Hosp Og Proj.) Series 2016, 5% 1/1/2029	170,000	170,879
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 5% 1/1/2030	500,000	502,523
TOTAL HEALTH CARE		3,327,378
Housing - 0.2%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	400,000	448,095
Georgia Hsg & Fin Auth Rev Series 2025 G, 6.25% 12/1/2055	2,000,000	2,229,577
TOTAL HOUSING		2,677,672
Special Tax - 0.4%
Cobb-Marietta GA Coliseum & Exhib Hall Rev Series 2025, 5.5% 10/1/2050	985,000	1,060,470
Cobb-Marietta GA Coliseum & Exhib Hall Rev Series 2025, 5.5% 10/1/2053	1,225,000	1,307,162
Metro Atlanta Rapid Tran Sales 5% 7/1/2046	1,130,000	1,198,441
Metro Atlanta Rapid Tran Sales Series 2024 A, 5% 7/1/2037	775,000	862,133
TOTAL SPECIAL TAX		4,428,206
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2037 (c)	870,000	851,913
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (c)	55,000	58,897
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2030 (c)	1,005,000	1,082,030
Atlanta GA Arpt Rev Series 2021 B, 5% 7/1/2037	45,000	48,492
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2039 (c)	500,000	479,487
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	95,000	101,066
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2052 (c)	1,000,000	1,000,908
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2043	45,000	48,347
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2049	295,000	304,534
TOTAL TRANSPORTATION		3,975,674
Water & Sewer - 0.0%
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	100,000	73,410
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2038	40,000	43,542
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2052	100,000	102,280
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2036	25,000	23,493
TOTAL WATER & SEWER		242,725
TOTAL GEORGIA		37,886,185
Hawaii - 0.9%
General Obligations - 0.2%
Hawaii St Gen. Oblig. 5% 1/1/2031	1,500,000	1,589,529
Hawaii St Gen. Oblig. 5% 1/1/2033	35,000	36,946
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2032	90,000	92,695
Honolulu HI City & Cnty Gen. Oblig. Series 2018 A, 5% 9/1/2032	140,000	147,205
Honolulu HI City & Cnty Gen. Oblig. Series 2019C, 5% 8/1/2042	90,000	93,324
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	25,000	25,134
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 5% 7/1/2035	50,000	53,702
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	220,000	236,958
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	160,000	171,189
Honolulu HI City & Cnty Gen. Oblig. Series C, 4% 10/1/2031	55,000	55,184
Maui Cnty Hawai Gen. Oblig. Series 2025, 5% 9/1/2031	310,000	344,731
TOTAL GENERAL OBLIGATIONS		2,846,597
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2023C, 5% 7/1/2039	140,000	151,106
Other - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2024A, 5.25% 7/1/2054	400,000	418,498
Special Tax - 0.0%
Hawaii St Hwy Rev Series 2021, 5% 1/1/2037	20,000	21,438
Hawaii St Hwy Rev Series 2021, 5% 1/1/2039	105,000	111,693
Hawaii St Hwy Rev Series 2021, 5% 1/1/2040	165,000	174,693
TOTAL SPECIAL TAX		307,824
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2049	70,000	73,293
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (c)	1,335,000	1,411,279
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2028 (c)	55,000	57,456
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2037	1,405,000	1,418,418
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2038 (c)	100,000	106,067
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2051 (c)	1,330,000	1,334,597
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	50,000	50,548
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	585,000	584,565
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	55,000	56,887
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2039	150,000	150,626
TOTAL TRANSPORTATION		5,243,736
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 4% 7/1/2038	255,000	255,178
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2036	50,000	52,536
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2040	115,000	119,427
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,000,000	1,135,525
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	300,000	335,715
TOTAL WATER & SEWER		1,898,381
TOTAL HAWAII		10,866,142
Idaho - 0.1%
Health Care - 0.0%
Idaho Health Facs Auth Rev 5% 3/1/2036	225,000	252,261
Housing - 0.0%
Idaho Housing & Finance Association (ID Single Family Hsg 7/1/19 Proj.) Series 2025C, 3.45% 7/1/2030	245,000	245,099
Special Tax - 0.1%
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2037	125,000	135,977
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2041	85,000	91,118
Idaho Housing & Finance Association Series 2023A, 5% 8/15/2042	145,000	156,885
TOTAL SPECIAL TAX		383,980
TOTAL IDAHO		881,340
Illinois - 6.0%
Education - 0.0%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5% 4/1/2037	135,000	148,458
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5% 4/1/2039	150,000	163,519
Board of Trustees of the University of Illinois/The Series 2021 A, 5% 4/1/2027	90,000	92,187
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	25,000	25,041
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	45,000	45,334
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5.25% 5/15/2054	170,000	174,784
TOTAL EDUCATION		649,323
Electric Utilities - 0.1%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2027	715,000	724,714
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	420,000	425,443
TOTAL ELECTRIC UTILITIES		1,150,157
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	50,000	51,030
General Obligations - 1.7%
Chicago IL Board of Education Series 2018, 5% 4/1/2042	500,000	500,131
Chicago IL Gen. Oblig. 5.25% 1/1/2045	150,000	147,579
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	120,000	121,102
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2033	120,000	125,033
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2029	1,480,000	1,502,332
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2030	120,000	121,747
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2031	860,000	872,060
Chicago Ill Pk Dist Gen. Oblig. Series 2023C, 5% 1/1/2027	1,955,000	1,988,959
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2030 (Build America Mutual Assurance Co Insured)	775,000	838,674
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2031 (Build America Mutual Assurance Co Insured)	280,000	306,287
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2017B, 5% 12/1/2026	140,000	142,138
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2020, 4% 12/15/2031	320,000	327,593
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2034	830,000	846,772
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	80,000	80,417
Illinois St Gen. Oblig. 5% 2/1/2027	405,000	412,296
Illinois St Gen. Oblig. 5% 3/1/2027	135,000	137,675
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2037 (Assured Guaranty Inc Insured)	195,000	192,782
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	101,444
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	230,000	232,911
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2032	25,000	25,947
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2034	265,000	272,360
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2035	55,000	56,390
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	170,000	175,759
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	145,000	150,493
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2027	290,000	299,608
Illinois St Gen. Oblig. Series 2019 B, 5% 11/1/2031	235,000	248,770
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	545,000	555,798
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	145,000	156,990
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	965,000	1,027,587
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2026	105,000	106,516
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2039	140,000	132,382
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2028	325,000	337,798
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2041	560,000	520,320
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	120,000	122,377
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	50,000	53,283
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,255,000	1,322,383
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	175,000	182,422
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,525,000	1,613,359
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	485,000	516,812
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	625,000	647,636
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	815,000	867,850
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	375,000	392,188
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2030	45,000	45,468
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2027	80,000	82,524
Kane Cook & Du Page Cntys Ill Cmnty College Dist No 509 Series 2021 B, 4% 12/15/2035	110,000	112,911
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2049 (Assured Guaranty Inc Insured)	985,000	986,637
TOTAL GENERAL OBLIGATIONS		20,010,500
Health Care - 0.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	995,000	1,013,769
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	520,000	527,328
Illinois Fin Auth Rev (Lurie Childrens Hospital Proj.) Series 2017, 4% 8/15/2039	1,410,000	1,332,178
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	105,000	105,245
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	415,000	415,970
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2037	115,000	114,961
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	270,000	274,149
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	250,000	260,140
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 4.25% 3/1/2047	125,000	114,116
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	470,000	442,747
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	170,000	172,232
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	75,000	76,004
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	95,000	96,045
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	910,000	916,104
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2032	130,000	141,844
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2035	460,000	493,884
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2036	515,000	550,224
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2041	40,000	37,629
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2027	170,000	175,081
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	90,000	97,390
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2047	1,195,000	1,207,414
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	1,620,000	1,605,670
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	315,000	317,447
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	355,000	352,816
TOTAL HEALTH CARE		10,840,387
Housing - 0.2%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	55,000	49,181
Illinois Housing Development Authority Series 2023 A, 4.5% 10/1/2038	45,000	45,980
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	60,000	62,801
Illinois Housing Development Authority Series 2026A, 6.25% 10/1/2056	2,000,000	2,261,176
TOTAL HOUSING		2,419,138
Other - 0.2%
Chicago IL Gen. Oblig. 5% 1/1/2043	450,000	439,594
Chicago IL Gen. Oblig. 5% 1/1/2044	500,000	481,707
Illinois Finance Authority Rev 5% 8/15/2032	125,000	136,567
Illinois Finance Authority Rev 5% 8/15/2039	420,000	448,156
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2036	355,000	381,327
Illinois St Gen. Oblig. Series OCTOBER 2024C, 4% 10/1/2040	290,000	271,157
Illinois St Gen. Oblig. Series SEPTEMBER 2025 C, 5.25% 9/1/2031	500,000	549,748
Joliet IL Gen. Oblig. Series 2022, 5.5% 12/15/2044 (Build America Mutual Assurance Co Insured)	125,000	133,191
Southwestern IL Dev Auth Rev Series 2023 A, 5.5% 12/1/2035	95,000	104,118
TOTAL OTHER		2,945,565
Special Tax - 1.4%
Chicago IL Board of Education Series 2023, 5.25% 4/1/2033	105,000	114,730
Chicago IL Board of Education Series 2023, 5.25% 4/1/2034	300,000	326,058
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	765,000	815,029
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2043	1,305,000	1,383,117
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2026A, 5.5% 12/1/2056	1,000,000	1,047,049
Cook Cnty Ill Sales Tax Rev Series 2017, 4% 11/15/2040	1,205,000	1,130,389
Cook Cnty Ill Sales Tax Rev Series 2017, 5% 11/15/2033	1,225,000	1,260,970
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	150,000	156,979
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	150,000	157,916
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	65,000	67,690
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	45,000	46,610
Illinois St Sales Tax Rev 5% 6/15/2028	245,000	256,982
Illinois St Sales Tax Rev 5% 6/15/2030	565,000	612,041
Illinois St Sales Tax Rev Series DECEMBER 2025 C, 5% 6/15/2041	1,000,000	1,063,227
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	200,000	219,180
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2040	115,000	122,233
Illinois St Sales Tax Rev Series MARCH 2025 C, 5% 6/15/2043	170,000	179,401
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	410,000	377,595
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 4% 6/15/2030	575,000	575,952
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2029	185,000	185,344
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2031	745,000	746,036
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2034	50,000	46,047
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2043	30,000	30,719
Sales Tax Securitization Corp Series 2020A, 4% 1/1/2038	1,020,000	997,508
Sales Tax Securitization Corp Series 2020A, 4% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,900,000	1,828,727
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2038	95,000	103,121
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	100,000	107,276
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	505,000	533,018
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2043	135,000	141,680
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2044	80,000	83,385
Sales Tax Securitization Corp Series 2025A, 5% 1/1/2045	1,500,000	1,555,575
TOTAL SPECIAL TAX		16,271,584
Transportation - 1.2%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2038 (c)	35,000	36,951
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (c)	475,000	502,034
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	60,000	60,481
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	490,000	497,961
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	240,000	242,065
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2053 (Assured Guaranty Inc Insured)	415,000	354,967
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (c)	650,000	616,084
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (c)	1,115,000	996,948
Chicago IL O'Hare Intl Arpt Rev Series 2020 C, 4% 1/1/2038	1,755,000	1,756,707
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	435,000	435,423
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2042 (c)	30,000	30,844
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2045 (Assured Guaranty Inc Insured) (c)	75,000	77,744
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2053 (c)	530,000	535,843
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	335,000	367,218
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	410,000	443,308
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	500,000	529,505
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (c)	550,000	558,594
Chicago IL O'Hare Intl Arpt Rev Series 2025 A, 5.25% 1/1/2040 (c)	500,000	537,268
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.25% 1/1/2043 (c)	905,000	951,940
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.25% 1/1/2044 (c)	1,125,000	1,174,424
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	500,000	502,154
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2032	380,000	380,875
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2033	155,000	160,138
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2035	75,000	77,186
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 4% 1/1/2044	70,000	66,656
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2041	140,000	144,764
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	220,000	233,313
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	125,000	131,769
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	1,235,000	1,277,787
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2041	85,000	90,023
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2042	695,000	746,940
TOTAL TRANSPORTATION		14,517,914
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2023 B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	145,000	154,248
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2042 (Build America Mutual Assurance Co Insured)	355,000	378,077
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2044 (Build America Mutual Assurance Co Insured)	430,000	452,970
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2039 (Build America Mutual Assurance Co Insured)	150,000	161,285
Chicago IL Wtr Rev 5% 11/1/2037	215,000	232,810
Chicago IL Wtr Rev 5% 11/1/2039	250,000	269,132
Chicago IL Wtr Rev Series 2000, 5% 11/1/2029	105,000	106,163
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	205,000	207,455
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	100,000	101,457
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2037	345,000	361,450
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2039	530,000	551,701
TOTAL WATER & SEWER		2,976,748
TOTAL ILLINOIS		71,832,346
Indiana - 1.9%
Education - 0.1%
Indiana Fin Auth Student Hsg Rev (Chf Tippecanoe LLC Proj.) Series 2023A, 5% 6/1/2053	740,000	700,777
Purdue University Series 2023 A, 5% 7/1/2037	200,000	221,032
TOTAL EDUCATION		921,809
Electric Utilities - 0.0%
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2029	150,000	150,796
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2036	250,000	250,962
TOTAL ELECTRIC UTILITIES		401,758
General Obligations - 0.9%
Brownsburg IN 99 Sch Bldg Corp (Brownsburg Ind Bldg Corp Proj.) Series 2024B, 5% 7/15/2042	285,000	304,366
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2033	1,645,000	1,775,761
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2034	80,000	85,933
Indiana St Fin Auth Rev (Indiana St Proj.) Series 2022 A, 5% 2/1/2028	535,000	556,034
IPS Multi Sch Bldg Corp IN 5% 7/15/2041	635,000	685,698
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2037	980,000	1,041,828
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2038	120,000	126,807
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2039	760,000	795,864
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 7/15/2035	30,000	28,039
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2031	45,000	47,089
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2032	25,000	26,092
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2033	115,000	119,729
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2034	30,000	31,173
Tri-Creek 2002 High Sch Bldg Corp Ind (Tri-Creek Sch Corp Ind Proj.) Series 2023, 5.25% 7/15/2038	520,000	573,940
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	1,370,000	1,517,499
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,100,000	2,312,638
Westfield-Washington Multi-School Building Corp Series 2025 B, 5% 1/15/2045	1,000,000	1,049,960
TOTAL GENERAL OBLIGATIONS		11,078,450
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,000,000	1,008,585
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 B, 5% 11/1/2028	35,000	36,212
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	485,000	488,562
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2045	510,000	544,228
Indiana Fin Auth Hosp Rev Series 2015A, 4% 12/1/2040	2,000,000	1,900,785
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	50,000	50,301
Indiana St Fin Auth Rev (Deaconess Hospital Proj.) Series 2016 A, 3.125% 3/1/2044	685,000	542,254
TOTAL HEALTH CARE		4,570,927
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2024 D 1, 4.55% 7/1/2044	810,000	808,314
Industrial Development - 0.0%
Whiting Ind Environmental Facs Series 2016A, 4.4% tender 3/1/2046 (BP PLC Guaranteed) (b)(c)	450,000	468,377
Lease Revenue - 0.1%
Allen County Building Corp Series 2024, 5% 7/15/2041	155,000	165,748
Avon Ind Cmnty Sch Bldg Corp Series 2023, 5.25% 7/15/2038	350,000	384,425
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2038	115,000	123,231
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2039	140,000	149,567
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.625% 7/15/2053 (Build America Mutual Assurance Co Insured)	65,000	69,964
TOTAL LEASE REVENUE		892,935
Other - 0.0%
Indianapolis Local Public Improvement Bond Bank Series 2023I 1, 5% 1/1/2048	40,000	40,793
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2036	195,000	203,666
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2031	410,000	452,192
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2032	50,000	54,784
Indianapolis Local Public Improvement Bond Bank Series 2025D, 5% 1/15/2039	1,000,000	1,093,480
TOTAL SPECIAL TAX		1,804,122
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2053	100,000	100,615
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 1, 5% 10/1/2037	25,000	26,764
Indiana Finance Authority Series 2022 A, 5% 10/1/2037	50,000	54,251
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019 A, 5% 2/1/2039	150,000	155,840
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	275,000	287,967
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024 A, 5% 2/1/2041	35,000	38,134
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024B, 5% 2/1/2039	210,000	231,331
Indiana St Fin Auth Rev Series 2023 B, 5% 2/1/2043	600,000	641,359
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2040	60,000	65,789
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) 5% 10/1/2032	35,000	36,648
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2016 B, 5% 10/1/2028	100,000	101,122
TOTAL WATER & SEWER		1,639,205
TOTAL INDIANA		22,727,305
Iowa - 0.1%
General Obligations - 0.0%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	170,000	171,282
Health Care - 0.0%
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2036	170,000	183,272
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2038	55,000	58,757
TOTAL HEALTH CARE		242,029
Lease Revenue - 0.0%
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2037	70,000	75,687
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2040	80,000	85,234
TOTAL LEASE REVENUE		160,921
Water & Sewer - 0.1%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2023 C, 5% 8/1/2037	70,000	77,385
Iowa Fin Auth Rev Series 2020 A, 5% 8/1/2035	195,000	209,873
Iowa Fin Auth Rev Series 2023 C, 5.25% 8/1/2053	75,000	78,388
TOTAL WATER & SEWER		365,646
TOTAL IOWA		939,878
Kansas - 0.4%
Education - 0.1%
Kansas St Dev Fin Auth Rv Series 2025 C1, 5% 9/1/2047	1,000,000	1,027,681
Electric Utilities - 0.1%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	955,000	955,695
General Obligations - 0.0%
Johnson Cnty Kans Usd #512 Series 2023 A, 5% 10/1/2038	130,000	142,884
Health Care - 0.2%
Kansas St Dev Fin Auth Hosp Rev (Advent Health Proj.) Series 2021 B, 5% tender 11/15/2054 (b)	340,000	371,908
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	590,000	621,969
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2035	100,000	100,416
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2036	50,000	49,948
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2032	25,000	26,621
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2034	235,000	248,253
TOTAL HEALTH CARE		1,419,115
Special Tax - 0.0%
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2039	90,000	99,118
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2041	115,000	125,426
TOTAL SPECIAL TAX		224,544
Water & Sewer - 0.0%
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2036	390,000	433,576
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2038	110,000	120,702
TOTAL WATER & SEWER		554,278
TOTAL KANSAS		4,324,197
Kentucky - 1.6%
Education - 0.0%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	235,000	244,586
General Obligations - 1.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% 12/1/2033 (Jefferies Financial Group Inc Guaranteed)	1,000,000	1,009,204
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,110,000	2,211,962
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	310,000	312,837
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (b)	95,000	96,053
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,520,000	1,627,563
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	3,175,000	3,360,042
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025C, 5% 5/1/2036 (BP PLC Guaranteed)	2,730,000	2,873,129
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 11/1/2038 (Assured Guaranty Inc Insured)	145,000	153,388
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	20,000	20,913
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2042	75,000	83,811
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2043	150,000	166,275
TOTAL GENERAL OBLIGATIONS		11,915,177
Health Care - 0.3%
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2049	425,000	424,992
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	885,000	896,960
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 4.125% 8/15/2041	855,000	822,097
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 4% 6/1/2037 (Assured Guaranty Inc Insured)	60,000	58,851
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	285,000	287,369
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 3% 10/1/2037	200,000	175,604
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	240,000	252,528
Warren Cnty KY Hosp Rev Series 2024, 5.25% 4/1/2054	185,000	189,131
TOTAL HEALTH CARE		3,107,532
Housing - 0.1%
Kentucky Hsg Corp Sf Mtg Rev Series 2026A, 6% 7/1/2056	895,000	987,470
Lease Revenue - 0.0%
Kentucky St Pty & Bldgs Commn Series A, 5.25% 6/1/2038	85,000	93,244
Other - 0.0%
Kentucky Bond Development Corp Series 2025A, 5% tender 8/15/2055 (Assured Guaranty Inc Insured) (b)	20,000	22,024
Special Tax - 0.1%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	955,000	955,051
Transportation - 0.0%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2054 (c)	925,000	939,685
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2023 C, 5% 5/15/2051	1,160,000	1,193,047
TOTAL KENTUCKY		19,457,816
Louisiana - 1.1%
Education - 0.3%
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,027,063
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2065 (Assured Guaranty Inc Insured)	1,000,000	1,025,611
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2052	1,000,000	1,020,557
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2016 A, 4% 12/15/2031	150,000	150,734
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2036	75,000	79,103
TOTAL EDUCATION		3,303,068
Electric Utilities - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2021 B, 2.5% 4/1/2036	160,000	136,286
General Obligations - 0.3%
Louisiana St Gen. Oblig. Series 2019 A, 5% 3/1/2037	50,000	52,160
Louisiana St Gen. Oblig. Series 2020 A, 5% 3/1/2038	20,000	21,086
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2037	30,000	32,017
Louisiana St Gen. Oblig. Series 2022 A, 4% 4/1/2041	1,000,000	985,177
Louisiana St Gen. Oblig. Series 2022 A, 5% 4/1/2037	85,000	91,808
New Orleans LA Gen. Oblig. 5% 12/1/2029	465,000	491,002
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2035	920,000	974,301
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2036	100,000	105,228
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2037	490,000	512,614
TOTAL GENERAL OBLIGATIONS		3,265,393
Health Care - 0.1%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	275,000	232,515
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	605,000	566,270
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	85,000	61,315
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	585,000	546,983
Tangipahoa Parish LA Hosp Svc (North Oaks Med Center Proj.) Series 2021, 4% 2/1/2041	245,000	230,959
TOTAL HEALTH CARE		1,638,042
Other - 0.0%
Louisiana Pub Facs Rev Series 2024 A, 5% 4/15/2038	160,000	174,877
Special Tax - 0.1%
Jefferson LA Sales Tax Dist Series 2019 B, 5% 12/1/2031 (Assured Guaranty Inc Insured)	250,000	267,146
Louisiana St Gas & Fuel Tax Rv Series 2025A, 5% 5/1/2040	45,000	49,127
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2039	175,000	187,963
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2043	265,000	278,627
TOTAL SPECIAL TAX		782,863
Transportation - 0.2%
Louisiana Pub Facs Rev Series 2024, 5% 9/1/2066 (c)	250,000	235,429
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2031	30,000	31,439
New Orleans LA Aviation Board 5% 1/1/2027 (c)	500,000	507,600
New Orleans LA Aviation Board 5% 1/1/2029 (c)	300,000	314,037
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	225,000	239,321
New Orleans LA Aviation Board 5.25% 1/1/2042 (c)	115,000	121,672
New Orleans LA Aviation Board 5.25% 1/1/2045 (c)	850,000	882,871
TOTAL TRANSPORTATION		2,332,369
Water & Sewer - 0.1%
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2027 (Build America Mutual Assurance Co Insured)	270,000	272,726
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2036 (Build America Mutual Assurance Co Insured)	1,075,000	1,106,549
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	235,000	254,848
TOTAL WATER & SEWER		1,634,123
TOTAL LOUISIANA		13,267,021
Maine - 0.3%
Education - 0.0%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5% 10/1/2036	25,000	27,805
General Obligations - 0.0%
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 3% 10/1/2039	65,000	57,911
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 5% 10/1/2038	125,000	130,386
TOTAL GENERAL OBLIGATIONS		188,297
Health Care - 0.1%
Maine Health & Higher Edl Facs Auth Rev (Mainehealth Proj.) Series 2020A, 4% 7/1/2037	810,000	799,726
Maine Health & Higher Edl Facsauth Rev Series 2024 A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	730,000	760,864
TOTAL HEALTH CARE		1,560,590
Housing - 0.2%
Maine Hsg Auth Mtg Series 2026A, 4.8% 11/15/2051	2,000,000	1,982,106
Special Tax - 0.0%
Maine Municipal Bond Bank Series 2024A, 5% 11/1/2039	40,000	43,851
TOTAL MAINE		3,802,649
Maryland - 0.5%
General Obligations - 0.0%
Baltimore Cnty MD Ctfs Partn (Baltimore Cnty MD Proj.) Series 2022, 5% 3/1/2031	100,000	110,198
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2037	70,000	71,168
Prince Georges County MD Gen. Oblig. Series 2016 A, 4% 7/1/2029	50,000	50,160
TOTAL GENERAL OBLIGATIONS		231,526
Health Care - 0.5%
Maryland Health & Higher Educational Facilities Authority (Johns Hopkins Health System Corp/The Proj.) Series 2025A, 5.25% 5/15/2055	1,000,000	1,041,260
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	225,000	227,796
Maryland Health & Higher Educational Facilities Authority (Tidalhealth Proj.) Series 2025 C, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	2,000,000	2,107,661
Maryland Health & Higher Educational Facilities Authority Series 2025, 5% 7/1/2038	400,000	434,636
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	865,000	788,178
Maryland St Hlth & HI Ed Facs Series 2017 A, 3.75% 5/15/2047	110,000	91,473
Maryland St Hlth & HI Ed Facs Series 2017 D, 4% 7/1/2048	300,000	266,008
TOTAL HEALTH CARE		4,957,012
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	25,000	25,919
Transportation - 0.0%
Maryland St Transn Auth 4% 7/1/2038	50,000	50,127
Water & Sewer - 0.0%
Baltimore MD Proj Rev Series 2019 A, 4% 7/1/2044	130,000	123,805
TOTAL MARYLAND		5,388,389
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority 5% 7/15/2036	165,000	175,347
Washington Metropolitan Area Transit Authority 5% 7/15/2039	270,000	283,309
TOTAL MARYLAND,VIRGINIA		458,656
Massachusetts - 2.9%
Education - 0.3%
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	80,000	83,187
Massachusetts Ed Ln Auth Ed Ln Series 2022B, 3.625% 7/1/2038 (c)	205,000	200,415
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) 5% 7/15/2033	375,000	377,011
Massachusetts St Dev Fin Agy Rv (Boston College,Ma Proj.) 4.25% 7/1/2055	1,500,000	1,395,032
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	125,000	129,238
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2052	800,000	813,273
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	360,000	367,925
TOTAL EDUCATION		3,366,081
General Obligations - 1.3%
Greater Fall River Vocational School District 5% 6/1/2049	1,200,000	1,224,578
Massachusetts St (Massachusetts St Proj.) Gen. Oblig. Series 2022B, 4% 2/1/2040	80,000	80,556
Massachusetts St Gen. Oblig. 5% 11/1/2042	45,000	48,210
Massachusetts St Gen. Oblig. 5% 11/1/2048	475,000	491,668
Massachusetts St Gen. Oblig. 5% 4/1/2050	1,000,000	1,039,130
Massachusetts St Gen. Oblig. 5% 4/1/2055	2,000,000	2,057,131
Massachusetts St Gen. Oblig. 5% 6/1/2049	300,000	312,929
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	1,120,000	1,179,299
Massachusetts St Gen. Oblig. Series 2015E, 3.25% 9/1/2038	335,000	313,478
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	730,000	586,490
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	515,000	399,294
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2042	2,000,000	1,963,137
Massachusetts St Gen. Oblig. Series 2018 D, 3.625% 5/1/2043	195,000	178,288
Massachusetts St Gen. Oblig. Series 2018 D, 4% 5/1/2036	50,000	50,516
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2037	40,000	44,196
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	600,000	622,422
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2037	185,000	204,408
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2038	580,000	637,271
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2042	155,000	167,747
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2049	170,000	176,149
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	535,000	548,894
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2038	40,000	44,435
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	135,000	149,092
Massachusetts St Gen. Oblig. Series 2025F, 5% 8/1/2048	1,000,000	1,047,021
Massachusetts St Gen. Oblig. Series 2025G, 5% 12/1/2050	1,015,000	1,057,016
TOTAL GENERAL OBLIGATIONS		14,623,355
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2033	30,000	31,032
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2034	120,000	123,839
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	210,000	222,042
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2034	170,000	178,755
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 2, 5% 7/1/2037	95,000	99,907
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	120,000	128,175
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	295,000	279,727
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2017 S, 4% 7/1/2035	195,000	195,865
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 2, 4% 7/1/2045	335,000	306,219
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2046	510,000	501,922
TOTAL HEALTH CARE		2,067,483
Housing - 0.1%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2020 D 1, 2.65% 12/1/2055	200,000	121,397
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 3% 12/1/2050	220,000	217,214
Massachusetts Hsg Fin Agy Series 2025 C 3, 3.15% 6/1/2030	1,400,000	1,396,645
TOTAL HOUSING		1,735,256
Other - 0.3%
Massachusetts Hsg Fin Agy 3.75% 6/1/2029	1,000,000	1,015,149
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 4% 4/1/2041	2,165,000	2,060,518
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	655,000	656,982
Massachusetts St Dev Fin Agy Rv Series 2025 N 1, 4.5% 7/1/2054	100,000	91,950
TOTAL OTHER		3,824,599
Special Tax - 0.7%
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2048	1,030,000	1,087,631
Mass Bay Tran Auth Sls Tax Series 2024 A, 5% 7/1/2041	30,000	32,943
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	1,210,000	1,270,215
Mass Bay Tran Auth Sls Tax Series 2025 B, 5.25% 7/1/2050	1,500,000	1,590,286
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	45,000	48,444
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 A, 5.25% 2/15/2048	800,000	818,684
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2025 A, 5.25% 2/15/2050	2,000,000	2,111,888
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	160,000	164,260
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2051	300,000	310,935
TOTAL SPECIAL TAX		7,435,286
Transportation - 0.0%
Massachusetts St Fed Hwy Series 2017A, 5% 6/15/2027	175,000	175,788
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (c)	120,000	123,691
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	50,000	36,417
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2035 (c)	200,000	208,562
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	65,000	67,092
TOTAL TRANSPORTATION		611,550
Water & Sewer - 0.0%
Massachusetts Clean Water Trust/The 5% 2/1/2039	30,000	32,693
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	50,000	53,591
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2042	150,000	162,550
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2036	105,000	105,040
TOTAL WATER & SEWER		353,874
TOTAL MASSACHUSETTS		34,017,484
Michigan - 2.1%
Education - 0.1%
Michigan St Univ Revs Series 2023A, 5% 8/15/2037	185,000	202,734
Michigan St Univ Revs Series 2023A, 5% 8/15/2041	105,000	113,146
Michigan St Univ Revs Series 2024A, 5% 8/15/2044	85,000	91,011
Michigan St Univ Revs Series 2024A, 5% 8/15/2049	335,000	348,239
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	70,000	74,045
Wayne St Univ MI Univ Revs Series 2013A, 4% 11/15/2044	215,000	199,360
TOTAL EDUCATION		1,028,535
General Obligations - 0.0%
City of Lansing MI Gen. Oblig. Series 2023B, 5% 6/1/2042 (Assured Guaranty Inc Insured)	100,000	106,349
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5% 10/15/2047	95,000	98,486
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 4% 10/15/2043	20,000	19,515
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	85,000	93,799
Port Huron MI Area Sch Dist Series 2016, 4% 5/1/2045 (Assured Guaranty Inc Insured)	100,000	96,173
TOTAL GENERAL OBLIGATIONS		414,322
Health Care - 0.6%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,025,000	1,027,929
Michigan Fin Auth Rev (Beaumont Health Proj.) Series 2016 A, 4% 11/1/2046	415,000	372,957
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	240,000	262,152
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2037	220,000	235,174
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2038	30,000	31,897
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2041	720,000	724,207
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	580,000	513,086
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2032	105,000	110,947
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2033	165,000	173,563
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2036	250,000	259,666
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	300,000	310,567
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	95,000	97,238
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 2, 4% 12/1/2036	195,000	194,624
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 5, 4% 12/1/2040	295,000	281,999
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	100,000	86,102
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	590,000	513,542
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	855,000	613,687
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	125,000	129,255
Michigan Fin Auth Rev Series 2017 MI, 4% 12/1/2046	200,000	179,886
Michigan Fin Auth Rev Series MI 2022 B, 5% tender 12/1/2043 (b)	160,000	167,009
TOTAL HEALTH CARE		6,285,487
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	150,000	165,480
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 4.65% 12/1/2049	450,000	442,009
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	680,000	733,740
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024D, 4.55% 6/1/2055	575,000	556,110
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2025 C, 5.1% 6/1/2056	1,500,000	1,516,850
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2024A, 4.8% 10/1/2064	1,000,000	974,101
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 4.8% 12/1/2043	370,000	376,584
Michigan Hsg Dev Rental Hsg (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2018 A, 4.15% 10/1/2053	50,000	44,067
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	120,000	94,074
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	150,000	109,290
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.5% 10/1/2054	190,000	147,744
TOTAL HOUSING		5,160,049
Other - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 4.5% 10/1/2038	210,000	215,042
Michigan St Hosp Fin Auth Rev Series SUB 2025 B1, 5% tender 8/15/2055 (b)	250,000	272,734
TOTAL OTHER		487,776
Special Tax - 0.4%
Detroit Mich Regl Convention Fac Auth Convention Fac Tax Rev Series 2024C, 5% 10/1/2039	25,000	26,739
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2045	850,000	813,117
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	1,140,000	1,014,082
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2031	55,000	57,706
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	95,000	99,092
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	40,000	41,185
Michigan St Trunk Line Fd 4% 11/15/2045	1,775,000	1,670,510
Michigan St Trunk Line Fd 5% 11/15/2034	110,000	118,804
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	835,000	811,229
Michigan St Trunk Line Fd Series 2021 A, 5% 11/15/2034	155,000	170,275
TOTAL SPECIAL TAX		4,822,739
Transportation - 0.2%
Wayne Cnty MI Arpt Auth Rev Series 2021 A, 5% 12/1/2046	1,000,000	1,028,784
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2031 (c)	500,000	543,104
Wayne Cnty MI Arpt Auth Rev Series 2025G, 5% 12/1/2032 (c)	1,000,000	1,091,970
TOTAL TRANSPORTATION		2,663,858
Water & Sewer - 0.4%
Great Lakes Sewer Auth MI Series 2022A, 5.25% 7/1/2042	180,000	192,842
Great Lakes Sewer Auth MI Series 2022A, 5.25% 7/1/2052	500,000	513,988
Great Lakes Sewer Auth MI Series 2025 C, 5.5% 7/1/2050	275,000	292,283
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2042	95,000	101,778
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5.25% 7/1/2047	1,000,000	1,042,176
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024A, 5% 7/1/2034	800,000	898,848
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2032	1,000,000	1,119,063
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2030	75,000	75,447
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2016 B, 5% 10/1/2028	190,000	192,151
TOTAL WATER & SEWER		4,428,576
TOTAL MICHIGAN		25,291,342
Minnesota - 1.1%
Education - 0.1%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 4% 10/1/2044	95,000	91,349
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022 B, 5% 10/1/2047	1,600,000	1,636,325
TOTAL EDUCATION		1,727,674
General Obligations - 0.2%
Minnesota St Gen. Oblig. Series 2023B, 5% 8/1/2038	100,000	110,221
South Washington Cnty MN Ind Sch Dist No 833 Series 2024A, 5% 2/1/2037 (Minnesota St Guaranteed)	230,000	249,165
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	1,260,000	1,192,210
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	495,000	467,050
TOTAL GENERAL OBLIGATIONS		2,018,646
Health Care - 0.4%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	400,000	404,033
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	820,000	731,114
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	565,000	547,300
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	80,000	86,093
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	110,000	116,734
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2042	65,000	68,433
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2047	290,000	302,518
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	110,000	117,369
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	1,380,000	1,386,478
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) Series 2015A, 4% 7/1/2035	375,000	374,313
TOTAL HEALTH CARE		4,134,385
Housing - 0.3%
Minnesota St Hsg Fin Agy (Minnesota Housing Finance Agency Proj.) Series 2026A, 6% 7/1/2056	2,635,000	2,957,287
Other - 0.0%
Minnesota St Hsg Fin Agy 6.25% 7/1/2055	110,000	122,833
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	140,000	142,293
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	115,000	116,814
Minneapolis Met Airport Commis Series 2022A, 5% 1/1/2052	1,000,000	1,007,300
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2040 (c)	265,000	281,380
TOTAL TRANSPORTATION		1,547,787
TOTAL MINNESOTA		12,508,612
Mississippi - 0.3%
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Mississippi St Proj.) 5% 1/1/2028	40,000	41,630
Mississippi St Gen. Oblig. Series 2019 B, 4% 10/1/2036	35,000	35,314
Mississippi St Gen. Oblig. Series 2021C, 5% 10/1/2035	30,000	31,370
TOTAL GENERAL OBLIGATIONS		108,314
Health Care - 0.2%
Medical Ctr Edl Bld Crp MS Rev Series 2017A, 5% 6/1/2047	1,000,000	1,003,272
Mississippi Hosp Eq & Facs Aut (Ochsner Clinic Foundation Proj.) Series 2025 C, 5.5% 5/15/2055	570,000	595,705
TOTAL HEALTH CARE		1,598,977
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) 4.8% 12/1/2045	125,000	125,765
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2024 E, 4.6% 12/1/2049	800,000	781,268
Mississippi Home Corp Single Family Mtg Rev 4.95% 6/1/2053	375,000	374,160
TOTAL HOUSING		1,281,193
Special Tax - 0.0%
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	35,000	36,764
TOTAL MISSISSIPPI		3,025,248
Missouri - 1.7%
Education - 0.0%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	200,000	177,977
Electric Utilities - 0.1%
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2025, 5% 12/1/2038	1,000,000	1,106,941
General Obligations - 0.1%
Clay Cnty MO Pub Sch Dist N 53 Series 2023, 5% 3/1/2040	30,000	31,720
Hazelwood MO Sch Dist 4% 3/1/2041 (Build America Mutual Assurance Co Insured)	75,000	75,279
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	30,000	31,804
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Proj.) Series 2022A, 4% 12/1/2042	1,000,000	956,648
St Louis Cnty MO Spl Oblig Series 2022A, 5% 12/1/2036	95,000	99,866
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2040 (Assured Guaranty Inc Insured)	355,000	369,155
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2045 (Assured Guaranty Inc Insured)	140,000	142,776
TOTAL GENERAL OBLIGATIONS		1,707,248
Health Care - 0.6%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2015A, 4% 1/1/2045	1,000,000	929,562
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 2.25% 7/1/2036	170,000	139,565
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2034	55,000	56,171
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2035	110,000	111,489
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2040	100,000	97,658
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2017A, 4% 5/15/2048	120,000	106,753
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	70,000	73,244
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	720,000	684,488
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4% 11/15/2045	1,565,000	1,419,748
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	65,000	59,218
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	510,000	419,842
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2018A, 5% 6/1/2030	65,000	68,210
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2050	440,000	322,133
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	760,000	655,174
Missouri Hlth & Edl Facs Rev 5% tender 4/1/2059 (b)	545,000	596,350
TOTAL HEALTH CARE		5,739,605
Housing - 0.3%
Missouri St Hsg Dev Com Sf Mtg 4.6% 11/1/2048	95,000	93,308
Missouri St Hsg Dev Com Sf Mtg Series 2022C, 4.2% 11/1/2042	70,000	68,360
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.95% 11/1/2050	100,000	100,489
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	165,000	166,343
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 4.7% 11/1/2054	90,000	87,949
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 6% 5/1/2055	250,000	275,177
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2026A, 5.75% 5/1/2057	2,000,000	2,213,660
TOTAL HOUSING		3,005,286
Lease Revenue - 0.1%
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2036	200,000	220,425
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2038	145,000	157,608
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2041	1,000,000	1,068,975
TOTAL LEASE REVENUE		1,447,008
Other - 0.0%
Springfield MO Pub Utils Brd Ctfs Partn Series 2025, 5% 11/1/2038	520,000	569,038
Special Tax - 0.0%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2036	300,000	304,045
Kansas City MO Spl Oblig Series 2022C, 5% 9/1/2036	25,000	27,120
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Pkwy Sch Dist Proj.) Series 2020A, 3% 12/1/2031	60,000	59,339
TOTAL SPECIAL TAX		390,504
Transportation - 0.5%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2036 (c)	1,435,000	1,407,795
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	100,000	102,652
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2046 (c)	2,000,000	2,000,505
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2054 (c)	905,000	889,036
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2032	1,000,000	1,056,569
St Louis MO Arpt Rev Series 2024A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	45,000	48,376
St Louis MO Arpt Rev Series 2024A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	100,000	104,517
TOTAL TRANSPORTATION		5,609,450
TOTAL MISSOURI		19,753,057
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2031	20,000	20,310
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	375,000	375,934
TOTAL HEALTH CARE		396,244
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	600,000	659,357
TOTAL MONTANA		1,055,601
Nebraska - 0.9%
Education - 0.0%
University NE Facs Corp Rev Series 2018, 5% 7/15/2029	185,000	194,208
Electric Utilities - 0.3%
Lincoln NE Series 2018, 5% 9/1/2031	95,000	96,712
Omaha Public Power District Series 2019 A, 3% 2/1/2034	20,000	19,325
Omaha Public Power District Series 2024 A, 5% 2/1/2040	235,000	254,631
Omaha Public Power District Series 2024 B, 5% 2/1/2038	55,000	60,303
Omaha Public Power District Series 2024C, 5% 2/1/2054	65,000	66,708
Omaha Public Power District Series 2025 A, 5.25% 2/1/2050	2,000,000	2,113,918
Omaha Public Power District Series 2025B, 5% 2/1/2055	850,000	871,615
TOTAL ELECTRIC UTILITIES		3,483,212
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	1,040,000	1,100,890
Housing - 0.2%
Nebraska Invt Fin Auth Sfh Rev 4.5% 9/1/2044	1,000,000	993,266
Nebraska Invt Fin Auth Sfh Rev Series 2023 C, 4.65% 9/1/2048	385,000	383,736
Nebraska Invt Fin Auth Sfh Rev Series 2023 G, 4.95% 9/1/2038	200,000	208,497
Nebraska Invt Fin Auth Sfh Rev Series 2023E, 4.65% 9/1/2043	130,000	131,925
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2026A, 6.25% 3/1/2055	1,115,000	1,246,255
TOTAL HOUSING		2,963,679
Other - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2049 (Assured Guaranty Inc Insured) (c)	150,000	155,121
Transportation - 0.3%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Inc Insured) (c)	2,240,000	2,440,910
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2054 (Assured Guaranty Inc Insured) (c)	750,000	767,877
TOTAL TRANSPORTATION		3,208,787
TOTAL NEBRASKA		11,105,897
Nevada - 1.4%
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	35,000	35,445
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2018, 4% 12/1/2037	290,000	292,572
Clark Cnty NV Gen. Oblig. Series 2018, 4% 7/1/2044	430,000	408,285
Clark Cnty NV Gen. Oblig. Series 2019, 4% 6/1/2036	460,000	467,149
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2035	80,000	80,767
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2036	175,000	175,914
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2032	75,000	78,166
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036 (Build America Mutual Assurance Co Insured)	300,000	276,205
Clark Cnty NV School Dist Series 2024A, 5% 6/15/2039	55,000	59,555
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2040	100,000	108,796
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	200,000	214,957
Nevada St Gen. Oblig. Series 2024A, 5% 5/1/2036	70,000	78,766
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Inc Insured)	145,000	127,910
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Inc Insured)	190,000	168,279
TOTAL GENERAL OBLIGATIONS		2,537,321
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev Series 2023D, 5% 10/1/2053	270,000	270,601
Other - 0.1%
Washoe Cnty Nev Sch Dist Series 2024A, 4% 6/1/2043	1,090,000	1,066,548
Special Tax - 0.7%
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2037	140,000	153,613
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2039	1,500,000	1,629,272
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2031	100,000	102,728
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2034	80,000	81,934
Clark Cnty NV Hwy Impt Rev Series 2023, 4% 7/1/2042	475,000	472,035
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2038	60,000	65,274
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2041	530,000	567,482
Clark Cnty NV Hwy Impt Rev Series 2024, 4% 7/1/2041	1,500,000	1,495,101
Clark Cnty NV Hwy Impt Rev Series 2024, 4% 7/1/2043	805,000	792,744
Clark Cnty NV Hwy Impt Rev Series 2025, 5% 7/1/2038	670,000	741,939
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2016, 3% 7/1/2037	150,000	136,748
Las Vegas Convention & Visitors Authority Series 2018 C, 4% 7/1/2048	145,000	131,063
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	25,000	26,985
Las Vegas Convention & Visitors Authority Series 2022B, 5.25% 7/1/2049	1,000,000	1,034,141
Las Vegas Convention & Visitors Authority Series 2023 A, 5% 7/1/2049	80,000	81,831
TOTAL SPECIAL TAX		7,512,890
Transportation - 0.3%
Clark Cnty NV Arpt Rev Series 2019 D, 5% 7/1/2031	975,000	1,039,561
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2031	95,000	101,291
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2032	1,465,000	1,556,729
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (c)	45,000	45,243
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	735,000	754,059
TOTAL TRANSPORTATION		3,496,883
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2038	55,000	55,674
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2044	100,000	98,251
Las Vegas Valley NV Gen. Oblig. Series 2023 A, 5% 6/1/2043	205,000	219,922
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2043	195,000	212,305
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5.25% 6/1/2055	1,000,000	1,047,446
Truckee Meadows NV Wtr Au Rev Series 2016, 5% 7/1/2037	100,000	100,598
TOTAL WATER & SEWER		1,734,196
TOTAL NEVADA		16,653,884
New Hampshire - 0.1%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (Trustees of Dartmouth College Proj.) Series 2025 A, 5% 6/1/2035	370,000	424,414
Electric Utilities - 0.1%
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) 5.5% 6/1/2055	800,000	818,891
Housing - 0.0%
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025A, 6.5% 1/1/2056	345,000	389,165
TOTAL NEW HAMPSHIRE		1,632,470
New Jersey - 1.0%
Education - 0.0%
New Jersey Educational Facilities Authority (Montclair State University Inc Proj.) Series 2016B, 5% 7/1/2029	135,000	135,624
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	30,000	30,068
TOTAL EDUCATION		165,692
General Obligations - 0.2%
New Jersey St Gen. Oblig. 3% 6/1/2032	600,000	598,496
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	1,000,000	858,168
New Jersey Trans Trust Fund Auth 5% 6/15/2030	80,000	87,102
New Jersey Trans Trust Fund Auth 5% 6/15/2032	165,000	181,274
New Jersey Trans Trust Fund Auth 5% 6/15/2038	30,000	32,414
New Jersey Trans Trust Fund Auth 5% 6/15/2050	1,000,000	1,027,950
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	45,000	48,380
TOTAL GENERAL OBLIGATIONS		2,833,784
Health Care - 0.2%
New Jersey Health Care (Inspira Health Proj.) Series 2016A, 4% 7/1/2041	1,885,000	1,832,113
Housing - 0.1%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2027	1,500,000	1,498,181
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	500,000	505,452
TOTAL HOUSING		2,003,633
Other - 0.2%
Jersey City NJ Gen. Oblig. Series 2025, 4% 10/1/2039	2,000,000	2,007,330
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2023 SUB E2, 3.3% 11/1/2026	100,000	100,311
TOTAL OTHER		2,107,641
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2046	915,000	889,901
Transportation - 0.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	790,000	791,398
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	185,000	185,774
New Jersey Turnpike Authority 5% 1/1/2048	1,000,000	1,015,858
Port Auth NY & NJ Series 243, 5% 12/1/2038	75,000	83,074
TOTAL TRANSPORTATION		2,076,104
TOTAL NEW JERSEY		11,908,868
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ 5% 9/15/2029 (c)	500,000	517,726
Port Auth NY & NJ 5% 9/15/2030 (c)	150,000	155,108
Port Auth NY & NJ Series 231, 5% 8/1/2026 (c)	130,000	130,900
Port Auth NY & NJ Series 231, 5% 8/1/2038 (c)	40,000	42,384
Port Auth NY & NJ Series 242, 5% 12/1/2040 (c)	135,000	142,875
Port Auth NY & NJ Series 246, 5% 9/1/2041 (c)	390,000	414,382
TOTAL NEW JERSEY,NEW YORK		1,403,375
New Jersey,Pennsylvania - 0.0%
Transportation - 0.0%
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	25,000	26,063
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	320,000	333,156
TOTAL NEW JERSEY,PENNSYLVANIA		359,219
New Mexico - 0.8%
General Obligations - 0.2%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,575,000	2,714,649
Health Care - 0.3%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2017 A, 4% 8/1/2035	270,000	268,422
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	1,975,000	1,429,911
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 5% 8/1/2044	100,000	101,232
New Mexico St Hosp Equip Ln Council Hosp Rev Series 2017 A, 4% 8/1/2039	1,500,000	1,400,776
TOTAL HEALTH CARE		3,200,341
Housing - 0.1%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2025A, 4.55% 9/1/2045	490,000	485,390
New Mexico Mtg Fin Auth Series 2022D, 5.25% 3/1/2053	360,000	380,045
New Mexico Mtg Fin Auth Series 2024C, 6% 3/1/2055	80,000	87,774
New Mexico Mtg Fin Auth Series 2026A, 4.8% 9/1/2056	340,000	337,231
TOTAL HOUSING		1,290,440
Industrial Development - 0.0%
Farmington NM Pollution Ctl Series 2010 E, 3.875% tender 6/1/2040 (b)	295,000	301,647
Special Tax - 0.2%
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2036	70,000	76,458
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2039	45,000	48,473
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2040	315,000	338,203
New Mexico St Gen. Oblig. Series 2025, 5% 3/1/2034	500,000	538,405
New Mexico St Severance Tax Series 2025 A, 5% 7/1/2034	920,000	989,773
TOTAL SPECIAL TAX		1,991,312
TOTAL NEW MEXICO		9,498,389
New York - 8.3%
Education - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) 5% 7/1/2039	170,000	170,606
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 4% 7/1/2037	250,000	254,137
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2027	500,000	515,905
TOTAL EDUCATION		940,648
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,000,000	1,000,600
General Obligations - 2.1%
City of New York NY Gen. Oblig. 5% 4/1/2037	375,000	410,988
City of New York NY Gen. Oblig. 5% 4/1/2043	1,500,000	1,584,733
City of New York NY Gen. Oblig. 5% 8/1/2033 (e)	2,000,000	2,240,880
City of New York NY Gen. Oblig. 5% 8/1/2039	360,000	391,400
City of New York NY Gen. Oblig. 5% 8/1/2047	900,000	925,867
City of New York NY Gen. Oblig. 5.25% 4/1/2047	395,000	413,681
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2033	25,000	25,623
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	120,000	121,285
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2035	45,000	46,681
City of New York NY Gen. Oblig. Series 2021 C, 4% 8/1/2041	250,000	243,731
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	145,000	155,515
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2033	200,000	212,957
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	1,000,000	1,062,053
City of New York NY Gen. Oblig. Series FISCAL 2021 1, 5% 4/1/2035	615,000	663,612
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	1,000,000	978,855
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2039	45,000	48,700
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2043	135,000	143,559
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2037	115,000	124,167
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	50,000	52,755
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5.25% 9/1/2041	2,000,000	2,151,501
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2037	240,000	259,247
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	1,225,000	1,322,282
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2037	30,000	32,918
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2046	635,000	672,279
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5% 10/1/2044	1,000,000	1,058,881
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5.25% 10/1/2051	3,000,000	3,127,222
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	360,000	386,778
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (b)	2,000,000	2,041,778
New York NY City Health & Hosp (City of New York NY Proj.) Series 2020 A, 4% 2/15/2045	810,000	764,013
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) 5% 7/15/2040	1,000,000	1,114,436
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 2A, 5% 7/15/2036	75,000	78,028
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2020 SUB S 1A, 5% 7/15/2034	285,000	301,843
New York St Dorm Auth Revs Non St Supported Debt (New York St Proj.) Series 2018 1, 5% 1/15/2032	805,000	832,495
NY St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2039 (Assured Guaranty Inc Insured)	630,000	692,956
Suffolk Cnty NY Gen. Oblig. Series 2025 A, 4% 11/1/2039	450,000	459,921
TOTAL GENERAL OBLIGATIONS		25,143,620
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 5/1/2038	270,000	287,606
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	575,000	583,038
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	100,000	106,680
TOTAL HEALTH CARE		977,324
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 A 2, 3.25% tender 11/1/2065 (b)	2,000,000	2,003,546
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	275,000	275,011
New York City Housing Development Corp (New York Mhsg Proj.) Series 2026D, 4.75% 11/1/2046	1,500,000	1,496,499
New York City Housing Development Corp 4.85% 11/1/2045	1,000,000	1,006,521
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	55,000	47,231
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 L 1, 2.5% 11/1/2045	125,000	87,945
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 M 1, 2.5% 11/1/2045	60,000	42,213
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.15% tender 5/1/2065 (b)	1,500,000	1,501,358
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.25% 11/1/2041	180,000	152,247
New York St Hsg Fin Agy Series 2019 P, 3% 11/1/2044	65,000	53,380
New York St Hsg Fin Agy Series 2020 E, 2.2% 11/1/2040	100,000	75,582
New York St Hsg Fin Agy Series 2024 A, 3.45% tender 11/1/2063 (b)	50,000	50,110
New York St Hsg Fin Agy Series 2025 E, 3.15% tender 11/1/2065 (b)	1,500,000	1,496,554
New York St Hsg Fin Agy Series 2025 SUB F2, 3.125% tender 5/1/2056 (b)	2,000,000	1,993,506
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY NINTH, 3.55% 10/1/2033	225,000	222,042
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	285,000	202,686
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	110,000	90,221
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	30,000	26,487
TOTAL HOUSING		10,823,139
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	200,000	198,680
Other - 0.3%
Build NYC Resource Corp Series 2025, 4% 9/1/2041	150,000	142,484
New York City Housing Development Corp Series 2023 E 1, 4.85% 11/1/2053	300,000	295,911
New York City Housing Development Corp Series 2024 A1, 4.55% 11/1/2044	400,000	400,570
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2054	360,000	370,301
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2037	60,000	63,021
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2039	60,000	62,764
New York St Hsg Fin Agy 3.6% tender 11/1/2044 (b)	640,000	642,569
NY City Hsg Dev Corp Multifamily Hsg Rev 4.85% 11/1/2052	1,590,000	1,572,913
TOTAL OTHER		3,550,533
Special Tax - 3.7%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	600,000	601,998
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	645,000	604,323
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2034	675,000	686,841
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2038	680,000	748,783
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2043	570,000	620,844
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	600,000	630,693
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	560,000	610,905
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	1,115,000	1,206,038
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2048	1,280,000	1,315,132
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2044	665,000	703,011
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2045	1,250,000	1,320,519
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2034	2,000,000	2,265,868
New York City Transitional Finance Authority 5% 11/1/2043	1,105,000	1,183,946
New York City Transitional Finance Authority 5% 11/1/2043	1,000,000	1,068,652
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2045	45,000	47,210
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2046	95,000	98,867
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5.25% 5/1/2048	80,000	83,894
New York City Transitional Finance Authority Series FISCAL 2025ASUB A1, 5% 11/1/2037	2,000,000	2,217,945
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2044	500,000	530,056
New York NY City Transitional Fin Auth Rev (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024A SUB A 1, 5% 5/1/2045	500,000	521,909
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	95,000	95,573
New York NY City Transitional Fin Auth Rev 4% 11/1/2042	1,000,000	972,735
New York NY City Transitional Fin Auth Rev 5% 5/1/2033	40,000	40,904
New York NY City Transitional Fin Auth Rev 5% 8/1/2043	95,000	99,679
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	70,000	72,532
New York NY City Transitional Fin Auth Rev Series 2016 A-1, 4% 5/1/2042	500,000	485,398
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 4% 8/1/2038	1,500,000	1,496,535
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2033	50,000	52,256
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	445,000	481,583
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2037	1,000,000	1,074,218
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	70,000	52,363
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 2, 5% 5/1/2037	325,000	340,296
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	410,000	398,026
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2035	1,045,000	1,120,315
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2038	115,000	115,630
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2039	30,000	29,991
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2040	1,250,000	1,234,790
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2041	185,000	182,341
New York NY City Transitional Fin Auth Rev Series FISCAL 2021D SUB D1, 4% 11/1/2042	125,000	122,029
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 4% 2/1/2039	1,000,000	999,706
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2041	500,000	534,939
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5% 2/1/2042	1,000,000	1,061,549
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	90,000	94,255
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048	75,000	77,895
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	1,500,000	1,574,958
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2039	35,000	36,472
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	110,000	110,047
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	185,000	185,774
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	185,000	191,717
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	55,000	59,888
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	340,000	371,316
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2043	35,000	33,710
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 4% 3/15/2047	590,000	538,556
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	60,000	43,892
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	960,000	1,026,216
New York State Dormitory Authority (New York State Pit Proj.) Series 2026 A, 5% 3/15/2031	2,000,000	2,204,384
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2038	900,000	903,061
New York State Urban Development Corp (New York State Pit Proj.) Series 2023A, 5% 3/15/2042	195,000	209,635
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2038	35,000	34,914
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2042	40,000	42,553
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2045	600,000	626,514
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2048	1,020,000	1,046,721
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2053	1,000,000	1,023,267
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2043	220,000	235,550
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2045	160,000	169,603
NY Convention Ctr Dev Corp Rev Series 2015, 4% 11/15/2040	910,000	892,233
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	100,000	101,554
NY Mta Dedicated Tax Fund Series B 1, 5% 11/15/2047	100,000	100,800
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2037	130,000	139,318
NY Payroll Mobility Tax Series 2022 D 2, 4.5% 5/15/2052	2,000,000	1,893,793
NY Payroll Mobility Tax Series 2022C, 5.25% 5/15/2052	500,000	516,819
NY Payroll Mobility Tax Series 2024A, 5% 5/15/2044	85,000	90,359
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2038	35,000	37,991
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2043	30,000	31,968
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2054	405,000	413,425
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5.25% 5/15/2059	1,000,000	1,035,957
TOTAL SPECIAL TAX		44,225,937
Transportation - 1.0%
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	116,380
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2028	875,000	885,842
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2029	1,355,000	1,371,261
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	100,000	100,836
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	105,000	98,851
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2036	30,000	30,072
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2037	1,115,000	1,107,002
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	45,000	46,731
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	70,000	62,706
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2039	50,000	53,722
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2040 (Assured Guaranty Inc Insured)	1,000,000	980,559
New York St Twy Auth Gen Rev Series O, 4% 1/1/2043	100,000	96,771
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 4% 1/1/2036 (c)	100,000	98,428
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2032 (c)	100,000	105,861
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (c)	780,000	771,999
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2045 (Assured Guaranty Inc Insured) (c)	635,000	699,178
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (c)	615,000	572,030
New York Transportation Development Corp 6% 6/30/2055 (Assured Guaranty Inc Insured) (c)	580,000	616,335
New York Transportation Development Corp 6% 6/30/2060 (Assured Guaranty Inc Insured) (c)	1,000,000	1,056,945
Port Auth NY & NJ Series 224, 4% 7/15/2041	750,000	748,179
Triborough Brdg & Tunl NY Revs 5% 11/15/2037	140,000	152,802
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2048	205,000	211,588
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5% 11/15/2042	95,000	102,950
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2043	220,000	237,014
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2044	115,000	122,803
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2033	745,000	761,780
TOTAL TRANSPORTATION		11,208,625
Water & Sewer - 0.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2046	70,000	74,519
New York NY Cty Muni Wtr Fin Auth Series DD, 3.625% 6/15/2048	125,000	104,968
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 SUB DD 3, 5% 6/15/2041	335,000	353,402
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 3% 6/15/2038	40,000	35,929
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB AA 2, 3% 6/15/2040	180,000	154,257
TOTAL WATER & SEWER		723,075
TOTAL NEW YORK		98,792,181
North Carolina - 0.2%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	1,000,000	1,000,103
Health Care - 0.0%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	310,000	327,380
Housing - 0.0%
NC Hsg Fin Agy Homeownership Rev Series 54 A, 6.25% 1/1/2055	220,000	243,930
North Carolina Housing Finance Agency Series 55 A, 4.35% 1/1/2044	235,000	232,705
TOTAL HOUSING		476,635
Transportation - 0.0%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2053	200,000	204,073
Water & Sewer - 0.0%
Raleigh NC Comb Enterprise Sys Rev Series 2026, 5% 12/1/2056	250,000	260,268
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	90,000	75,440
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2046	295,000	230,253
TOTAL WATER & SEWER		565,961
TOTAL NORTH CAROLINA		2,574,152
North Dakota - 0.3%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2046 (Assured Guaranty Inc Insured)	25,000	22,971
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2051 (Assured Guaranty Inc Insured)	140,000	121,507
TOTAL EDUCATION		144,478
Housing - 0.3%
North Dakota Housing Finance Agency Series 2025 C, 5.75% 7/1/2056	2,000,000	2,182,965
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	100,000	108,217
North Dakota St Hsg Fin Agy Series 2024 C, 4.3% 7/1/2039	540,000	533,729
TOTAL HOUSING		2,824,911
Other - 0.0%
North Dakota Pub Fin Auth Series 2024A, 5% 10/1/2036	65,000	73,288
TOTAL NORTH DAKOTA		3,042,677
Ohio - 2.2%
Education - 0.1%
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5% 10/1/2048	1,000,000	1,026,968
Ohio St Higher Ed Fac Comm Series A, 5% 2/1/2041	70,000	73,719
Ohio St Univ Gen Rcpts Series 2021 A, 5% 12/1/2036	40,000	43,189
University Cincinnati OH Gen Series 2024A, 5% 6/1/2049	200,000	204,849
TOTAL EDUCATION		1,348,725
Electric Utilities - 0.0%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	100,000	100,636
Escrowed/Pre-Refunded - 0.0%
Ohio St Hsg Fin Agy Res Mtg Rev Series 2019B, 4% 1/1/2046 (Pre-refunded to 1/1/2029 at 100)	25,000	25,850
General Obligations - 0.4%
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	250,000	258,032
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 4% 7/1/2040	230,000	226,858
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2040	30,000	27,971
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	90,000	94,717
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2018 A, 5% 12/1/2038	25,000	25,851
Ohio St Spl Oblig (State of Ohio Proj.) Series 2016 C, 5% 12/1/2027	165,000	167,530
State of Ohio 5% 3/1/2040	115,000	124,963
State of Ohio Gen. Oblig. 5% 11/1/2031	3,000,000	3,345,057
State of Ohio Gen. Oblig. 5% 3/1/2037	50,000	55,280
State of Ohio Gen. Oblig. 5% 3/1/2039	110,000	120,089
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2036	40,000	43,298
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2038	70,000	75,046
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2040	125,000	132,849
State of Ohio Gen. Oblig. Series 2023A, 5% 3/15/2037	60,000	66,350
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2037	100,000	110,869
State of Ohio Series 2018A, 5% 4/1/2031	35,000	36,611
State of Ohio Series 2018A, 5% 4/1/2032	140,000	146,282
TOTAL GENERAL OBLIGATIONS		5,057,653
Health Care - 0.6%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	80,000	86,096
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2017 A, 4% 8/1/2047	160,000	139,287
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 4% 12/1/2046	70,000	62,960
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 4.125% 8/15/2038	455,000	455,330
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2042	265,000	268,376
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2042	25,000	22,445
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	1,845,000	2,043,284
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2031	1,500,000	1,620,653
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	300,000	295,915
Ohio St Hsg Fin Agy Res Mtg Rev 4% 1/1/2046	405,000	377,320
TOTAL HEALTH CARE		5,371,666
Housing - 0.1%
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) 4.55% 9/1/2045	500,000	495,296
Ohio Housing Finance Agency Series 2024C, 6.25% 3/1/2055	965,000	1,057,184
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) 4.9% 9/1/2048	105,000	105,698
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 4.55% 9/1/2047	60,000	59,274
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 D, 4% 3/1/2048	25,000	25,041
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 3.95% 9/1/2039	210,000	205,543
TOTAL HOUSING		1,948,036
Other - 0.3%
Avon Lake OH City Sch Dist Series 2025, 5% 12/1/2052	650,000	663,789
Avon Lake OH City Sch Dist Series 2025, 5.25% 12/1/2062	1,075,000	1,106,155
Bedford OH City Sch Dist Series 2025, 5.5% 12/1/2055 (Build America Mutual Assurance Co Insured)	1,830,000	1,900,573
Toledo Lucas County Public Library Gen. Oblig. 5% 12/1/2050	465,000	477,347
TOTAL OTHER		4,147,864
Special Tax - 0.2%
Akron OH Income Tax Rev 4% 12/1/2026	60,000	60,535
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	60,000	61,171
Hamilton OH Sales Tax Series 2016 A, 4% 12/1/2031	305,000	306,905
JobsOhio Beverage System Series 2025 A, 5% 1/1/2045	1,000,000	1,064,321
Port Gtr Cinci Dev Auth OH Rev Series 2024B, 4.375% 12/1/2058 (Assured Guaranty Inc Insured)	490,000	451,741
State of Ohio Gen. Oblig. Series Y, 5% 5/1/2038	35,000	38,687
TOTAL SPECIAL TAX		1,983,360
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	290,000	202,688
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	250,000	209,304
TOTAL TOBACCO BONDS		411,992
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (c)	1,100,000	1,150,385
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,003,805
TOTAL TRANSPORTATION		2,154,190
Water & Sewer - 0.3%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2035	110,000	103,511
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2037	125,000	132,907
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	1,635,000	1,656,539
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2040	140,000	149,608
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2046	20,000	20,815
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	920,000	1,009,285
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024A, 5% 12/1/2039	170,000	187,274
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2036	120,000	129,839
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2037	255,000	274,681
Ohio Water Development Authority 5% 12/1/2042	210,000	225,012
TOTAL WATER & SEWER		3,889,471
TOTAL OHIO		26,439,443
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Development Finance Authority Series 2016 D, 3% 6/1/2041	325,000	281,207
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2023, 5% 6/1/2038	70,000	75,736
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2028	255,000	257,325
County of Oklahoma OK Gen. Oblig. Series 2025, 4% 11/1/2039	2,000,000	2,017,862
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5.25% 7/1/2050	300,000	316,404
TOTAL GENERAL OBLIGATIONS		2,591,591
Housing - 0.2%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 5% 9/1/2047	700,000	710,897
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 6.5% 3/1/2057	995,000	1,133,430
TOTAL HOUSING		1,844,327
Transportation - 0.0%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev Series 2016, 4% 7/1/2034	120,000	120,422
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	25,000	27,141
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2036	150,000	151,982
Oklahoma St Tpk Auth Tpk Rev Series 2018A, 5% 1/1/2036	90,000	91,189
TOTAL TRANSPORTATION		390,734
Water & Sewer - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	60,000	64,093
Oklahoma St Wtr Res Brd Rev Fd Series 2024, 5% 4/1/2045	95,000	100,331
TOTAL WATER & SEWER		164,424
TOTAL OKLAHOMA		5,348,019
Oregon - 1.4%
Education - 0.1%
University Oregon Gen Rev Series 2020A, 5% 4/1/2050	600,000	612,030
General Obligations - 0.6%
Benton & Lynch Cnty or SD 509j Series 2018A, 5% 6/15/2038 (f)	250,000	258,638
Clackamas Cnty OR Sch Dist No 62 Series 2018 B, 5% 6/15/2049 (Oregon St Guaranteed)	700,000	710,462
Multnomah Cnty OR Sch Dist 40 Series A, 0% 6/15/2051 (d)	2,000,000	546,444
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020, 5% 6/15/2032 (Oregon St Guaranteed)	100,000	108,425
Oregon St Gen. Oblig. Series 2017 H, 5% 8/1/2042	1,500,000	1,524,987
Oregon St Gen. Oblig. Series 2019 G, 5% 8/1/2039	55,000	57,527
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2038	185,000	203,034
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2040	60,000	65,188
Oregon St Gen. Oblig. Series F, 5% 5/1/2031	600,000	601,225
Salem Keizer School Dist Series 2018, 5% 6/15/2029	25,000	26,303
Salem Keizer School Dist Series 2018, 5% 6/15/2032 (Oregon St Guaranteed)	20,000	20,953
Washington Clark County SD23 Series 2019 A, 5% 6/15/2038	70,000	73,277
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2031 (Oregon St Guaranteed)	245,000	251,454
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2032 (Oregon St Guaranteed)	1,250,000	1,281,879
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2035 (Oregon St Guaranteed)	110,000	112,450
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	120,000	122,243
Washington Multnomah & Yamhill Cnty Sch Dist 1J Series 2017, 5% 6/15/2029 (Oregon St Guaranteed)	700,000	719,703
TOTAL GENERAL OBLIGATIONS		6,684,192
Health Care - 0.2%
Deschutes Co OR Hfa Hosp Rev Series 2016 A, 4% 1/1/2046	450,000	409,747
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	600,000	509,449
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2038	225,000	225,776
Oregon Hlth Sciences Univ Rev Series 2021 A, 4% 7/1/2040	790,000	774,239
Oregon Hlth Sciences Univ Rev Series 2021 A, 4% 7/1/2044	325,000	310,208
TOTAL HEALTH CARE		2,229,419
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt Series 2025A, 5.05% 7/1/2050	600,000	604,821
Special Tax - 0.2%
Oregon St Dept Admin Lottery 5% 4/1/2033	1,235,000	1,399,707
Oregon St Dept Admin Lottery 5% 4/1/2043	115,000	122,598
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2039	220,000	237,241
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2040	70,000	75,019
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2041	255,000	271,947
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2038	55,000	57,860
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2042	355,000	370,057
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2035	140,000	150,847
TOTAL SPECIAL TAX		2,685,276
Transportation - 0.1%
Port of Portland Arpt Rev Series TWENTY EIGHT, 5% 7/1/2033 (c)	105,000	114,332
Port of Portland Arpt Rev Series TWENTY FIVE B, 5% 7/1/2039 (c)	120,000	123,684
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2041 (c)	785,000	842,325
Tri County Met Dist Series 2018 A, 5% 10/1/2029	80,000	83,354
TOTAL TRANSPORTATION		1,163,695
Water & Sewer - 0.2%
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2031	345,000	345,422
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2036	500,000	500,409
Portland OR Swr Sys Rev Series 2025A, 5% 10/1/2042	200,000	219,125
Portland OR Wtr Sys Rev Series 2021 B, 3% 5/1/2035	1,000,000	947,146
Tualatin Valley Ore Wtr Dist Wtr Rev 5% 6/1/2054	700,000	714,119
TOTAL WATER & SEWER		2,726,221
TOTAL OREGON		16,705,654
Pennsylvania - 4.3%
Education - 0.3%
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2031 (c)	500,000	525,882
Pennsylvania Higher Educational Facilities Authority 3% 6/15/2045	145,000	111,294
Pennsylvania St Univ Series 2022 A, 5.25% 9/1/2052	50,000	51,958
Pennsylvania St Univ Series 2023, 5% 9/1/2043	95,000	101,907
Pennsylvania St Univ Series 2025A, 5.25% 9/1/2050	2,430,000	2,570,994
Pennsylvania St Univ Series 2025A, 5.5% 9/1/2055	500,000	533,716
TOTAL EDUCATION		3,895,751
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2034	100,000	102,176
General Obligations - 1.2%
Allegheny County PA Gen. Oblig. 5% 12/1/2054	1,040,000	1,053,685
Allegheny County PA Gen. Oblig. Series 2016 C 75, 5% 11/1/2028	1,025,000	1,038,020
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	1,055,000	1,013,621
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	320,000	331,982
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2033	130,000	134,605
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	40,000	41,357
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	525,000	563,940
Montgomery Cnty PA Gen. Oblig. 5% 7/1/2038	145,000	157,490
Pennsylvania St Gen. Oblig. Series 2016, 4% 9/15/2031	110,000	110,468
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	1,110,000	1,101,720
Pennsylvania St Gen. Oblig. Series 2018, 4% 3/1/2034 (Assured Guaranty Inc Insured)	1,500,000	1,524,227
Pennsylvania St Gen. Oblig. Series 2026, 5% 4/1/2036	745,000	852,548
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2040	1,975,000	1,989,940
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2042	130,000	130,035
Pennsylvania St Gen. Oblig. Series FIRST 2024, 4% 8/15/2040	400,000	402,875
Pennsylvania St Gen. Oblig. Series FIRST 2024, 4% 8/15/2043	535,000	525,982
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	260,000	282,738
Philadelphia PA Sch Dist 4% 9/1/2037	695,000	699,472
Philadelphia PA Sch Dist 5% 9/1/2031	30,000	31,865
Philadelphia PA Sch Dist 5% 9/1/2037	50,000	51,771
Philadelphia PA Sch Dist Series F, 5% 9/1/2027	55,000	55,518
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2030	1,520,000	1,541,822
Wilkes Barre PA Asd Series 2019, 3.75% 4/15/2044	1,120,000	1,007,427
Wilkes Barre PA Asd Series 2019, 4% 4/15/2049	190,000	172,098
TOTAL GENERAL OBLIGATIONS		14,815,206
Health Care - 1.1%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2033	705,000	728,933
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2034	100,000	103,178
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	50,000	49,983
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	100,000	90,380
Chester Cnty PA Hlth & Ed Facs Auth (Main Line Health Inc Proj.) Series 2017 A, 4% 10/1/2042	385,000	360,961
Geisinger Auth PA Hlth Sys Rev (Geisinger Health System Foundation Proj.) Series 2020A, 4% 4/1/2050	240,000	207,631
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2032	285,000	289,810
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,575,000	1,588,902
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020A, 4% 4/1/2039	625,000	608,309
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2016 A, 4% 7/1/2035	910,000	908,332
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2039	365,000	345,032
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 5% 2/15/2038	230,000	243,521
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2027	700,000	721,288
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	275,000	231,992
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5% 8/15/2027	40,000	41,038
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	90,000	91,167
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 5% 3/15/2031	290,000	292,284
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2047	220,000	223,197
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	1,075,000	1,169,866
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2039	1,000,000	1,079,005
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	405,000	347,580
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 3% 8/15/2047	810,000	619,700
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2044	265,000	246,384
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2049	395,000	346,414
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2024A, 5.25% 7/1/2049	375,000	394,268
Philadelphia PA Auth For Indl Dev Hosp Rev Series 2024A, 5% 7/1/2046	620,000	648,533
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2032	45,000	45,631
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	1,025,000	1,088,647
TOTAL HEALTH CARE		13,111,966
Housing - 0.3%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 3.1% 10/1/2036	70,000	63,923
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.125% 10/1/2035	125,000	101,997
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	1,000,000	1,004,736
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 145A, 4.75% 10/1/2049	100,000	98,714
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 148A, 4.625% 10/1/2045	200,000	200,045
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 150A, 5.15% 10/1/2045	500,000	509,818
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 147A, 4.5% 10/1/2044	700,000	695,396
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 146A, 4.5% 10/1/2044	110,000	109,208
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 5.2% 10/1/2050	250,000	253,664
TOTAL HOUSING		3,037,501
Industrial Development - 0.1%
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 A, 3% 9/1/2029	385,000	384,276
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 B, 2.625% 2/15/2027	225,000	225,021
TOTAL INDUSTRIAL DEVELOPMENT		609,297
Lease Revenue - 0.1%
Philadelphia Housing Authority Series 2025A, 5% 3/1/2043	580,000	602,314
Other - 0.1%
Pennsylvania Econ Dev Fing Auth UPMC Rev Series 2025B, 5% 3/15/2027	1,555,000	1,585,344
Special Tax - 0.0%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series B, 5% 12/1/2030	285,000	288,800
Southeastern PA Transn Auth Rev 5.25% 6/1/2040	65,000	70,193
Southeastern PA Transn Auth Rev 5.25% 6/1/2043	100,000	106,653
Southeastern PA Transn Auth Rev 5.25% 6/1/2047	95,000	98,940
TOTAL SPECIAL TAX		564,586
Transportation - 0.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (c)	500,000	414,000
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	200,000	200,709
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (c)	70,000	75,035
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2029 (c)	205,000	205,669
Pennsylvania Turnpike Commission 4.125% 12/1/2050	125,000	113,799
Pennsylvania Turnpike Commission 5% 12/1/2043	100,000	108,216
Pennsylvania Turnpike Commission 5% 12/1/2045	275,000	292,703
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series 2025 B, 5% 12/1/2053	1,590,000	1,628,682
Pennsylvania Turnpike Commission Series 2016 A 1, 5% 12/1/2046	1,005,000	1,009,004
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	270,000	279,372
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	70,000	72,430
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2034	60,000	61,811
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2036	120,000	123,196
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2037	50,000	51,225
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2038	475,000	499,382
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	150,000	157,179
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	135,000	141,319
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2034	70,000	75,730
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2036	130,000	139,127
Pennsylvania Turnpike Commission Series 2021 A, 3% 12/1/2042	460,000	378,828
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2037	345,000	350,219
Pennsylvania Turnpike Commission Series 2023 A, 5% 12/1/2037	40,000	44,139
Pennsylvania Turnpike Commission Series 2023 A, 5.25% 12/1/2053	130,000	135,200
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2041	25,000	27,305
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2047	115,000	120,444
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	810,000	810,005
Pennsylvania Turnpike Commission Series B 1, 5% 6/1/2032	95,000	97,269
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2034 (Assured Guaranty Inc Insured)	45,000	45,990
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	500,000	502,540
TOTAL TRANSPORTATION		8,160,527
Water & Sewer - 0.4%
Allegheny Cnty PA San Auth Swr 5% 6/1/2053	1,000,000	1,016,582
Allegheny Cnty PA San Auth Swr Series 2025, 5% 12/1/2050	665,000	684,677
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2053	400,000	404,012
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2050	200,000	203,604
Philadelphia PA Wtr & Wastewtr Series 2024 C, 5.25% 9/1/2054 (Assured Guaranty Inc Insured)	2,000,000	2,083,681
TOTAL WATER & SEWER		4,392,556
TOTAL PENNSYLVANIA		50,877,224
Rhode Island - 0.2%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	20,000	21,376
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2040 (Assured Guaranty Inc Insured)	75,000	82,212
Rhode Island & Providence Plantations Gen. Oblig. Series 2018 A, 4% 4/1/2034	65,000	65,716
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 3% 1/15/2039	30,000	26,814
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 4% 1/15/2035	150,000	151,981
Rhode Island Health and Educational Building Corp (East Providence RI Proj.) 5% 5/15/2046	200,000	206,547
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2040	140,000	149,790
TOTAL GENERAL OBLIGATIONS		683,060
Health Care - 0.1%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2026B, 5% 5/15/2031	515,000	554,683
Housing - 0.0%
Rhode Is Hsg & Mtg Fin Cor Series 84 A, 4.4% 10/1/2044	130,000	127,746
Rhode Island Hsg & Mtg Fin Cp 4.95% 10/1/2053	100,000	99,858
Rhode Island Hsg & Mtg Fin Cp 5% 10/1/2042	60,000	62,461
TOTAL HOUSING		290,065
Other - 0.1%
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2050 (Assured Guaranty Inc Insured)	415,000	405,971
TOTAL RHODE ISLAND		1,955,155
South Carolina - 1.0%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 5.5% 12/1/2040	65,000	71,468
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2043	75,000	71,321
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2044	20,000	21,121
South Carolina St Svc Auth Rev Series 2026 A, 5% 12/1/2051	3,000,000	3,057,043
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	100,000	100,650
TOTAL ELECTRIC UTILITIES		3,321,603
General Obligations - 0.0%
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2035	100,000	110,169
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2038	60,000	64,994
TOTAL GENERAL OBLIGATIONS		175,163
Health Care - 0.0%
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2016, 5% 11/1/2035	40,000	40,053
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	175,000	190,246
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.25% 11/1/2041	285,000	308,892
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	40,000	43,124
TOTAL HEALTH CARE		582,315
Housing - 0.3%
South Carolina Hsg Fin Dev Aut Series 2023A, 5.75% 1/1/2054	20,000	21,609
South Carolina Hsg Fin Dev Aut Series 2026A, 4.7% 1/1/2056	2,000,000	1,961,756
South Carolina Jobs-Economic Dev Auth Residential Dev Rev Series 2025, 4% 12/1/2035	1,000,000	983,256
TOTAL HOUSING		2,966,621
Lease Revenue - 0.0%
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2041	260,000	271,962
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2042	110,000	114,702
TOTAL LEASE REVENUE		386,664
Other - 0.0%
Beaufort Cnty SC Sch Dist Series 2026 A, 4% 3/1/2048	500,000	474,064
Special Tax - 0.3%
South Carolina Trans Infrastructure Bank Rev Series 2019 A, 5% 10/1/2031	1,500,000	1,582,641
South Carolina Trans Infrastructure Bank Rev Series 2019 A, 5% 10/1/2032	1,500,000	1,579,648
TOTAL SPECIAL TAX		3,162,289
Transportation - 0.0%
South Carolina St Ports Auth Series 2015, 4% 7/1/2045 (c)	355,000	324,660
South Carolina St Ports Auth Series 2018, 5% 7/1/2035 (c)	140,000	143,577
TOTAL TRANSPORTATION		468,237
TOTAL SOUTH CAROLINA		11,536,956
South Dakota - 0.3%
Education - 0.0%
South Dakota Board of Regents Series 2017, 4% 4/1/2042	590,000	541,055
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2031	75,000	81,606
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2043	50,000	53,122
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	445,000	459,942
TOTAL HEALTH CARE		594,670
Housing - 0.2%
South Dakota Housing Development Authority Series 2023 D, 6% 11/1/2054	140,000	149,705
South Dakota Hsg Dev Aut Series 2024C, 4.5% 11/1/2044	150,000	149,026
South Dakota Hsg Dev Aut Series 2026A, 6% 11/1/2056	2,000,000	2,242,500
TOTAL HOUSING		2,541,231
TOTAL SOUTH DAKOTA		3,676,956
Tennessee - 2.4%
Education - 0.1%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2064 (Build America Mutual Assurance Co Insured)	1,000,000	987,868
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2046	60,000	53,605
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) 5% 11/1/2041	25,000	26,935
Tennessee St Sch Bd Auth (University of Tennessee Proj.) 5% 11/1/2038	60,000	65,337
Tennessee St Sch Bd Auth 5% 11/1/2040	215,000	232,007
TOTAL EDUCATION		1,365,752
Electric Utilities - 0.3%
Memphis Tenn Lt Gas & Wtr Div Elec Sys Rev Series 2025, 5% 12/1/2055	2,500,000	2,551,712
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	590,000	624,148
TOTAL ELECTRIC UTILITIES		3,175,860
General Obligations - 0.8%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	25,000	23,428
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2022 B, 4% 1/1/2042	295,000	292,677
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (d)	1,500,000	1,164,360
Sullivan Cnty Tenn Gen. Oblig. Series 2017, 3.625% 5/1/2046	100,000	84,207
Tennergy Corp Tenn Gas Revenue (Royal Bank Of Canada Proj.) 5% tender 10/1/2054 (b)	80,000	83,864
Tennergy Corp Tenn Gas Revenue Series 2021 A, 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	355,000	358,482
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	300,000	317,182
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,305
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,500,000	1,547,190
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	4,000,000	4,268,270
TOTAL GENERAL OBLIGATIONS		8,164,965
Health Care - 0.4%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	840,000	763,456
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2038	55,000	59,421
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2039	70,000	75,066
Chattanooga Health Educational & Housing Facility Board Series 2024, 5.25% 12/1/2042	180,000	193,680
Greeneville TN Health & Edl Facs Brd Hosp Rev Series 2018A, 4% 7/1/2040	1,580,000	1,490,263
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2036	100,000	100,045
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2034	375,000	407,439
Knox Cnty TN Health Edl & Hsg Fac Rev Series 2016 A, 5% 9/1/2047	440,000	429,947
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2031	55,000	55,252
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	400,000	427,589
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev Series 2016 A, 5% 7/1/2046	1,000,000	1,000,627
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2030	85,000	86,317
TOTAL HEALTH CARE		5,089,102
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 1, 4.25% 1/1/2050	180,000	181,392
Tennessee Hsg Dev Agy Residential Fin Prog Rev 6% 1/1/2056	150,000	164,110
TOTAL HOUSING		345,502
Other - 0.4%
Hamilton Cntytenn Gen. Oblig. Series 2024 A, 5% 8/1/2039	160,000	177,268
Memphis TN Gen. Oblig. 5% 10/1/2047	895,000	923,211
Memphis TN Gen. Oblig. 5% 4/1/2044	85,000	90,030
Memphis TN Gen. Oblig. Series 2024A, 5% 4/1/2039	140,000	151,486
Memphis TN Gen. Oblig. Series 2024B, 5% 4/1/2043	775,000	823,684
Rutherford Cnty TN Gen. Oblig. Series 2023, 5% 4/1/2038	305,000	335,356
Shelby Cnty TN Gen. Oblig. 5% 4/1/2038	485,000	523,499
Shelby Cnty TN Gen. Oblig. 5% 4/1/2039	585,000	628,556
Shelby Cnty TN Gen. Oblig. 5% 4/1/2040	130,000	138,887
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2039	60,000	65,756
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2041	600,000	649,165
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2043	150,000	160,485
TOTAL OTHER		4,667,383
Special Tax - 0.2%
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	95,000	102,510
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	125,000	133,300
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,063,030
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,047,743
TOTAL SPECIAL TAX		2,346,583
Transportation - 0.2%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	30,000	30,139
Metro Nashville Arpt Auth Rev 5% 7/1/2029 (c)	1,000,000	1,060,268
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (c)	100,000	108,185
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2033 (c)	250,000	264,595
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	205,000	203,172
Metro Nashville Arpt Auth Rev Series 2026 B, 5.25% 7/1/2056 (c)	1,000,000	1,021,847
TOTAL TRANSPORTATION		2,688,206
Water & Sewer - 0.0%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2025, 5.25% 7/1/2055	380,000	395,181
TOTAL TENNESSEE		28,238,534
Texas - 9.7%
Education - 0.1%
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System Proj.) Series 2021 A, 2.25% 8/15/2046	150,000	99,135
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2037	40,000	44,424
Clifton Higher Education Finance Corp Series 2019, 4% 8/15/2037	45,000	45,202
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	100,000	101,073
Texas A&M Univ Perm Univ Fund Series 2025A, 5% 7/1/2052	110,000	113,703
Texas A&M Univ Revs Series 2024A, 5% 5/15/2038	280,000	309,425
Texas A&M Univ Revs Series 2024A, 5% 5/15/2042	350,000	378,171
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2033	35,000	35,578
Texas Tech Univ Revs Series 2023A, 5% 2/15/2040	265,000	285,731
University North Tex Univ Rev Series 2017 A, 5% 4/15/2029	115,000	117,655
TOTAL EDUCATION		1,530,097
Electric Utilities - 0.6%
Austin TX Elec Util Sys Rev Series 2023, 5.25% 11/15/2053	1,000,000	1,039,300
City of Georgetown TX Series 2022, 5% 8/15/2037 (Assured Guaranty Inc Insured)	145,000	155,227
City of Georgetown TX Series 2022, 5% 8/15/2039 (Assured Guaranty Inc Insured)	110,000	116,792
City of Georgetown TX Series 2024, 5% 8/15/2043 (Build America Mutual Assurance Co Insured)	165,000	175,896
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2037	110,000	111,647
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2016, 5% 5/15/2027	70,000	70,204
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2037	380,000	404,247
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2042	500,000	522,282
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023A, 5% 5/15/2038 (Assured Guaranty Inc Insured)	500,000	543,181
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2044 (Assured Guaranty Inc Insured)	160,000	168,341
Lower Colorado River Authority Series 2019 A, 5% 5/15/2044	105,000	107,379
Lower Colorado River Authority Series 2020 A, 5% 5/15/2045	30,000	30,715
Lower Colorado River Authority Series 2022, 5% 5/15/2039 (Assured Guaranty Inc Insured)	295,000	312,457
Lower Colorado River Authority Series 2024, 5% 5/15/2036	40,000	43,759
Lower Colorado River Authority Series 2024, 5% 5/15/2042	215,000	227,826
San Antonio TX Elec & Gas Rev 5% 2/1/2036	75,000	81,435
San Antonio TX Elec & Gas Rev 5% 2/1/2038	120,000	128,976
San Antonio TX Elec & Gas Rev 5% 2/1/2040	160,000	174,808
San Antonio TX Elec & Gas Rev 5.25% 2/1/2044	100,000	108,688
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	100,000	104,413
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2038	100,000	106,304
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	700,000	750,392
San Antonio TX Elec & Gas Rev Series 2026A, 2.9% tender 2/1/2055 (b)	1,655,000	1,646,188
TOTAL ELECTRIC UTILITIES		7,130,457
General Obligations - 4.5%
Aldine TX Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	690,000	752,811
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	120,000	131,697
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	195,000	212,751
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	110,000	119,384
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	90,000	96,551
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	190,000	202,697
Arlington TX Ind Sch Dist Series 2020, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	165,000	172,635
Arlington TX Ind Sch Dist Series 2022, 5% 2/15/2037	285,000	305,925
Austin Tex Gen. Oblig. Series 2020, 5% 9/1/2040	55,000	57,825
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2039	235,000	255,397
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2041	200,000	215,923
Austin TX Indpt Sch Dist 5% 8/1/2037 (Permanent Sch Fund of Texas Guaranteed)	65,000	72,032
Austin TX Indpt Sch Dist 5% 8/1/2042	160,000	170,815
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2037	365,000	392,953
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2042	105,000	110,515
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2016, 4% 2/15/2034	1,075,000	1,075,050
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2034	100,000	93,330
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 4% 2/15/2037	105,000	105,280
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2022, 5% 2/15/2037	280,000	300,147
Birdville TX Indpt Sch Dist Series 2023A, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	82,189
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	126,896
Celina Tex Gen. Oblig. Series 2024, 4.125% 9/1/2047	55,000	51,284
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 4% 8/15/2032	420,000	424,784
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 5% 8/15/2026	75,000	75,664
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2020A, 4% 8/15/2034	220,000	224,378
Conroe TX Isd Series 2018, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	235,000	244,532
Conroe TX Isd Series 2022 A, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	930,770
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	290,000	319,313
Conroe TX Isd Series 2026, 4.5% 2/15/2051 (Permanent Sch Fund of Texas Guaranteed)	320,000	316,178
County of Collin TX Gen. Oblig. 4% 2/15/2035	150,000	152,573
County of Collin TX Gen. Oblig. 5% 2/15/2038	70,000	76,762
Crowley Independent School District 5% 2/1/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	427,214
Crowley Independent School District Series 2023, 5% 2/1/2042 (Permanent Sch Fund of Texas Guaranteed)	315,000	336,136
Cypress-Fairbanks TX Isd Series 2022A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	100,000	105,574
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	265,000	290,555
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	555,000	604,442
Cypress-Fairbanks TX Isd Series 2023A, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	125,000	132,006
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	315,000	344,576
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	50,000	53,815
Dallas TX Gen. Oblig. Series 2017, 3.25% 2/15/2037 (Assured Guaranty Inc Insured)	2,520,000	2,330,357
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2027	75,000	76,604
Dallas TX Gen. Oblig. Series 2021, 5% 2/15/2031	425,000	467,184
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2035	85,000	93,995
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2027	110,000	112,354
Dallas TX Gen. Oblig. Series 2025, 4% 2/15/2041	1,000,000	979,213
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	80,000	88,641
Dallas TX ISD 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	85,000	93,456
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	85,000	91,218
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	40,000	43,842
Dallas TX ISD 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	170,000	185,349
Dallas TX ISD 5% tender 2/15/2055 (b)	255,000	269,847
Dallas TX ISD Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	105,000	113,752
Del Valle Tex Indpt Sch Dist Series 2022, 4% 6/15/2037 (Permanent Sch Fund of Texas Guaranteed)	35,000	35,725
Denton Independent School District Series 2025A, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	500,000	537,138
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2039	55,000	48,249
Ector Cnty Tex Indpt Sch Dist Series 2024 A, 5% 8/15/2038	1,070,000	1,165,208
Ector Cnty Tex Indpt Sch Dist Series 2024 B, 4% tender 8/15/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	2,065,000	2,096,632
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2041	205,000	219,635
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2043	990,000	1,045,959
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2025, 5.5% 2/15/2050 (Assured Guaranty Inc Insured)	250,000	262,659
El Paso Independent School District Series 2019, 4% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	225,000	228,003
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2029	185,000	185,739
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2031	155,000	155,482
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2038	90,000	96,050
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	80,000	85,068
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2040	30,000	31,734
Fort Bend TX Indpt Sch Dist Series 2019B, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	315,000	319,953
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2038	155,000	166,092
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2039	455,000	485,387
Fredericksburg Tex Indpt Sch Dist Series 2022, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	235,000	241,674
Frisco Tex Indpt Sch Dis Series 2023, 5% 2/15/2043	260,000	278,358
Frisco Tex Indpt Sch Dis Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	165,000	181,202
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2020A, 3% 10/1/2038	135,000	121,002
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2022 A, 5.25% 10/1/2037	460,000	506,548
Harris Cnty TX Gen. Oblig. Series 2023 A, 4.25% 9/15/2048	500,000	477,184
Harris Cnty TX Gen. Oblig. Series 2024, 4% 9/15/2049	1,390,000	1,262,339
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2040	120,000	131,146
Harris Cnty TX Series 2016 A, 5% 8/15/2033	70,000	70,522
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,200
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,443
Houston TX Gen. Oblig. 5% 3/1/2039	260,000	282,242
Houston TX Gen. Oblig. 5% 3/1/2040	85,000	91,766
Houston TX Gen. Oblig. Series 2016 A, 5% 3/1/2031	340,000	340,612
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	55,000	50,071
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	160,000	167,237
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	200,000	217,490
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	70,000	76,012
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	160,000	171,641
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2029	30,000	31,481
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	435,000	475,427
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	110,000	117,254
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	126,943
Iraan Sheffield Tex Indpt Schdist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	575,000	616,174
Irving Tex Gen. Oblig. Series 2017, 3.125% 8/15/2038	125,000	111,963
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	100,000	110,297
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	285,000	309,841
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	75,000	81,025
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,305
Klein TX Indpt Sch Dist Series 2015, 4% 2/1/2045	360,000	334,822
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	785,000	815,906
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2033	350,000	363,218
Lake Travis TX Indpt Sch Dist Series 2023, 5% 2/15/2037	60,000	64,878
Lamar TX Isd Series 2023 A, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	45,000	48,298
Lamar TX Isd Series 2023 A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	180,000	191,205
Lamar TX Isd Series 2023, 5% 2/15/2036 (Assured Guaranty Inc Insured)	135,000	147,439
Lamar TX Isd Series 2023, 5% 2/15/2037	55,000	59,692
Lamar TX Isd Series 2023, 5% 2/15/2038	480,000	518,132
Lamar TX Isd Series 2023, 5% 2/15/2041 (Assured Guaranty Inc Insured)	210,000	223,202
Lamar TX Isd Series 2023, 5.5% 2/15/2058	1,000,000	1,050,801
Lamar TX Isd Series 2024, 5% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	550,000	569,611
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2040	35,000	29,655
Liberty Hill TX Indpt Sch Dist Series 2022, 3% 2/1/2051	310,000	222,374
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	145,004
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2040	100,000	106,587
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2041	235,000	249,494
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2034	675,000	749,251
Montgomery TX Indpt Sch Dist Series 2024A, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,045,000	1,145,430
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	275,000	301,436
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,260,000	1,291,894
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	420,000	454,479
Northwest Tex Indpt Sch Dist Series 2024, 5% 2/15/2049	395,000	405,904
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	110,000	113,991
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,010
Pflugerville Tex Indpt Sch Dist 5% 2/15/2037	245,000	264,917
Pflugerville Tex Indpt Sch Dist 5% 2/15/2039	35,000	37,499
Plano Independent School District 5% 2/15/2033	325,000	361,194
Plano Independent School District 5% 2/15/2036	35,000	38,287
Plano Independent School District 5% 2/15/2037	75,000	81,562
Port Arthur TX Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,030,454
Port Houston Auth TX Harris Gen. Oblig. Series 2020 A 2, 4% 10/1/2037	70,000	71,001
Princeton TX Indpt Sch Dist Series 2023, 5.25% 2/15/2048	25,000	26,184
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	195,000	211,773
Roosevelt Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,394,265
Royse City TX Indpt Sch Dist Series 2023, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	45,000	46,285
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 4.625% 2/15/2047	1,000,000	993,453
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 5.25% 2/15/2041	90,000	95,603
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2039	35,000	38,233
San Antonio TX Indpt Sch Dist Series 2016, 5% 8/15/2027 (Permanent Sch Fund of Texas Guaranteed)	550,000	554,994
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	140,000	152,263
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	235,000	258,679
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	350,000	378,518
Spring Branch Tex Indp Sch Dst Series 2022, 5% 2/1/2037	100,000	108,518
Spring Tex Indpt Sch Dist Series 2017, 5% 8/15/2029	220,000	221,764
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2036	385,000	418,325
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2037	320,000	345,963
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2038	1,015,000	1,092,004
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2039	185,000	198,215
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	2,185,000	2,306,510
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2034	1,210,000	1,224,305
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2028	35,000	35,070
Tomball TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	395,000	431,827
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	390,000	423,998
Travis Cnty TX Gen. Oblig. Series 2024, 5% 3/1/2037	195,000	215,467
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	230,000	253,175
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	185,000	200,893
Waller TX Indpt Sch Dist Series 2025, 5.25% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,051,932
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	75,000	78,914
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	275,000	301,291
TOTAL GENERAL OBLIGATIONS		53,575,331
Health Care - 0.7%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2029	1,765,000	1,897,004
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	355,000	360,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 5% 10/1/2026	115,000	116,343
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2024A, 5% 10/1/2029	335,000	359,931
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	340,000	284,746
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	70,000	72,039
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	260,000	263,581
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2044	530,000	559,784
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2037	350,000	374,535
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2038	430,000	457,862
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	275,000	289,040
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Proj.) Series 2025 C 1, 5% tender 11/15/2051 (b)	2,000,000	2,194,654
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2034	75,000	78,410
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2038	345,000	357,302
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (b)	120,000	130,443
TOTAL HEALTH CARE		7,795,674
Housing - 0.0%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5% 7/1/2045	1,000,000	1,016,879
Texas St Dept Hsg & Cmnty Sfr Series 2023A, 5.75% 3/1/2054	20,000	21,644
TOTAL HOUSING		1,038,523
Lease Revenue - 0.2%
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2046	1,225,000	1,112,476
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2050	35,000	30,610
San Antonio Tex Pub Facs Corp Lease Rev (San Antonio TX Proj.) Series 2012, 4% 9/15/2042	1,660,000	1,561,819
TOTAL LEASE REVENUE		2,704,905
Other - 1.2%
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2044	125,000	133,599
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2042	35,000	37,377
Clifton Tex Higher Ed Fin Corphigher Ed Rev Series 2022, 4.125% 8/15/2047	670,000	584,460
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2037	475,000	520,411
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2039	140,000	151,752
County of Smith TX Gen. Oblig. Series 2023, 5% 8/15/2039	220,000	236,361
El Paso Cnty TX Hosp Dist Gen. Oblig. 5% 8/15/2032 (Assured Guaranty Inc Insured)	1,025,000	1,119,617
Galena Park Independent School District Series 2024, 4% 8/15/2049	410,000	372,834
Harris Cnty TX Gen. Oblig. Series 2023A, 5% 9/15/2048	900,000	932,370
Leander TX Gen. Oblig. 5% 8/15/2050	1,275,000	1,324,623
Liberty Hill TX Indpt Sch Dist Series 2025, 5% 2/1/2055	1,000,000	1,022,385
Longview Tex Indpt Sch Dist Series 2024, 5% 2/15/2038	40,000	44,173
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2037	550,000	599,715
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2042	115,000	122,569
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2044	795,000	835,709
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2043	220,000	233,756
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2044	145,000	153,038
Pflugerville TX Gen. Oblig. Series 2023, 5% 8/1/2048	695,000	711,647
Plano Independent School District Series 2025, 5% 2/15/2039	380,000	416,224
Sands Tex Cons Indpt Sch Dist 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	290,000	301,774
Tarrant Regional Water District 4.125% 9/1/2046	1,520,000	1,443,394
Texas State Gen. Oblig. Series 2025E, 4.75% 2/1/2056	1,500,000	1,514,419
Venus Tex Indpt Sch Dist Series 2025, 5.25% 8/15/2050	730,000	770,468
Williamson Cnty Tex Gen. Oblig. Series 2022, 4% 2/15/2041	45,000	44,162
Williamson Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2038	105,000	114,541
TOTAL OTHER		13,741,378
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2047	930,000	959,466
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	30,000	31,040
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 4% 9/1/2044	510,000	461,039
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2032	315,000	320,704
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2031	80,000	84,529
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2035	110,000	111,011
Texas State Gen. Oblig. 2.8% tender 10/1/2041 (b)(e)	2,600,000	2,577,970
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2040	190,000	205,900
TOTAL SPECIAL TAX		4,751,659
Transportation - 1.3%
Austin Tex Airport Sys Series 2025, 5% 11/15/2044 (c)	2,000,000	2,081,657
Central TX Regl Mobility Auth Rev 5% 1/1/2038	50,000	52,963
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2050	50,000	43,477
Central TX Regl Mobility Auth Rev Series 2021 D, 4% 1/1/2037	70,000	70,648
City of Houston TX Airport System Revenue 4% 7/1/2041 (c)	365,000	343,251
City of Houston TX Airport System Revenue 5% 7/1/2034 (c)	500,000	532,985
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	285,000	299,288
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2027 (Assured Guaranty Inc Insured) (c)	265,000	271,607
Dallas Fort Worth International Airport Series 2021 A, 4% 11/1/2038	70,000	70,070
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2029 (c)	1,500,000	1,600,070
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2031 (c)	2,000,000	2,176,027
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2032 (c)	2,000,000	2,187,840
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	1,000,000	1,096,425
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	190,000	193,874
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	525,000	542,668
Grand Parkway Transportation Corp Series 2020 C, 3% 10/1/2050	470,000	330,495
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2045	795,000	739,983
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5% 8/15/2036	40,000	44,707
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	130,000	136,419
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2027	520,000	524,274
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2029	90,000	90,762
Love Field TX Arpt Mod Rev 4% 11/1/2039 (Assured Guaranty Inc Insured) (c)	2,000,000	1,911,261
Port of Houston Auth Series 2023, 5% 10/1/2038	30,000	32,440
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2039	115,000	109,823
TOTAL TRANSPORTATION		15,483,014
Water & Sewer - 0.7%
Austin TX Wtr & Wastewtr Sys 5% 11/15/2032	75,000	81,456
Austin TX Wtr & Wastewtr Sys 5% 11/15/2036	60,000	64,041
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	120,000	131,210
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	65,000	69,955
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	110,000	117,918
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	195,000	207,406
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2037	275,000	305,280
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2037	150,000	159,361
Colorado Rv TX Mun Wtr Dist Series 2017, 5% 1/1/2027	455,000	462,907
Corpus Christi TX Util Sys Rev Series 2022B, 5% 7/15/2047	25,000	25,475
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2038	140,000	154,072
Greater Texoma Util Auth TX Contrct Rev Series 2023 A, 5% 10/1/2041 (Build America Mutual Assurance Co Insured)	310,000	325,857
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2017 A, 4% 10/1/2035	475,000	480,787
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2028	305,000	322,881
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2032	40,000	42,000
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	150,000	140,474
Laredo TX Wtrwks Swr Sys Rev Series 2016, 4% 3/1/2041	265,000	258,816
North Harris Cnty Regl Wtr TX Series 2016, 5% 12/15/2033	35,000	35,457
North TX Mun Wtr Dist TX Regl Wastewtr Rev Series 2025, 5% 6/1/2053	500,000	514,055
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2034	110,000	114,263
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2037	305,000	331,703
San Antonio TX Wtr Rev Series 2024B, 5% 5/15/2038	350,000	388,683
Texas Wtr Dev Brd 3% 10/15/2040	235,000	202,738
Texas Wtr Dev Brd 4% 10/15/2033	85,000	87,871
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2033	155,000	157,444
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2036	65,000	65,644
Texas Wtr Dev Brd Series 2022, 5% 8/1/2041	55,000	58,734
Texas Wtr Dev Brd Series 2023 A, 4.875% 10/15/2048	2,000,000	2,036,834
Texas Wtr Dev Brd Series A, 5% 10/15/2031	350,000	361,460
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2032	25,000	25,658
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2018, 5% 8/1/2032	205,000	214,325
TOTAL WATER & SEWER		7,944,765
TOTAL TEXAS		115,695,803
Utah - 1.5%
Education - 0.1%
University UT Univ Revs 5% 8/1/2039	185,000	199,304
University UT Univ Revs 5% 8/1/2041	305,000	326,530
University UT Univ Revs Series 2020 A, 5% 8/1/2038	50,000	52,790
University UT Univ Revs Series 2022B, 5% 8/1/2039	160,000	172,371
TOTAL EDUCATION		750,995
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2038	25,000	26,613
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2039	280,000	296,816
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	245,000	259,145
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2042	165,000	175,847
TOTAL ELECTRIC UTILITIES		758,421
General Obligations - 0.0%
Alpine Sch UT Series 2017, 5% 3/15/2028	30,000	30,721
Health Care - 0.2%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	725,000	553,062
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 4% 5/15/2047	100,000	88,859
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	895,000	896,210
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	90,000	93,560
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	400,000	406,159
TOTAL HEALTH CARE		2,037,850
Housing - 0.0%
Utah Hsg Corp Single Family Mtg Rev Series 2024E, 4.7% 1/1/2050	395,000	385,660
Lease Revenue - 0.0%
Nebo School District Local Building Authority Series 2023, 5% 7/1/2037	395,000	432,613
Special Tax - 0.3%
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2043 (Assured Guaranty Inc Insured)	1,400,000	1,530,771
Utah Telecommunication Open Infrastructure Agy Sales Tax & Telecommunications Rev 5.25% 6/1/2037	310,000	338,533
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	385,000	385,725
Utah Tran Auth Sales Tax Rev 4% 12/15/2030	770,000	771,482
Utah Tran Auth Sales Tax Rev Series 2018 2, 3.75% 12/15/2041	20,000	19,485
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	30,000	24,453
Utah Tran Auth Sales Tax Rev Series 2023, 5% 12/15/2042	240,000	259,958
TOTAL SPECIAL TAX		3,330,407
Transportation - 0.8%
Salt Lake City UT Arpt Rev 5% 7/1/2032 (c)	2,745,000	2,966,272
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	460,000	471,528
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	150,000	150,826
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (c)	495,000	514,589
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2048 (c)	1,000,000	1,000,491
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2031 (c)	1,000,000	1,084,253
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	245,000	264,216
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2042 (c)	545,000	582,563
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,000,000	1,043,320
TOTAL TRANSPORTATION		8,078,058
Water & Sewer - 0.1%
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 4% 10/1/2038	500,000	505,342
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 5% 10/1/2035	10,000	10,724
Timpanogos Spl Svc Dist UT Swr Series 2024, 5% 6/1/2044	890,000	953,185
TOTAL WATER & SEWER		1,469,251
TOTAL UTAH		17,273,976
Vermont - 0.0%
Other - 0.0%
Burlington VT Series 2023 A, 5% 11/1/2041	325,000	349,868
Virginia - 0.9%
Electric Utilities - 0.0%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	125,000	126,517
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2041	80,000	68,497
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2045	170,000	137,135
TOTAL ELECTRIC UTILITIES		332,149
General Obligations - 0.2%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	170,000	119,688
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2035	95,000	101,652
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2037	115,000	124,595
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2019, 4% 5/15/2041	2,000,000	1,954,950
Virginia St Pub Bldg Auth Pub Series 2018A, 3% 8/1/2033	40,000	39,075
TOTAL GENERAL OBLIGATIONS		2,339,960
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,000,000	1,066,410
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	555,000	579,292
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	50,000	43,420
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2038	100,000	99,988
Virginia Small Business Fing Auth Healthcare Facs Rev Series 2025 A 1, 5.25% 6/15/2050	75,000	77,227
TOTAL HEALTH CARE		1,866,337
Housing - 0.2%
Virginia Housing Development Authority Series 2025 SUB G 1, 4.75% 7/1/2056	3,000,000	2,942,531
Other - 0.1%
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2023, 5% 5/15/2038	40,000	43,745
Virginia St Hsg Dev Autho 5% 10/1/2060	1,000,000	1,002,662
TOTAL OTHER		1,046,407
Transportation - 0.2%
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2022, 4% 5/15/2037	2,015,000	2,073,014
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2041 (c)	150,000	140,606
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2031 (c)	120,000	121,356
TOTAL TRANSPORTATION		2,334,976
TOTAL VIRGINIA		10,862,360
Washington - 3.0%
Education - 0.0%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	335,000	308,018
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	200,000	144,954
TOTAL EDUCATION		452,972
Electric Utilities - 0.7%
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2036	190,000	202,715
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	210,000	223,240
Energy Norwthwest WA Elec Rev 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	320,000	354,138
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	150,000	163,326
Energy Norwthwest WA Elec Rev Series 2018 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	370,000	386,584
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	155,000	163,059
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2037 (Bonneville Power Administration Guaranteed)	80,000	83,920
Energy Norwthwest WA Elec Rev Series 2020 A, 4% 7/1/2039	300,000	301,487
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2038	360,000	381,311
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	1,545,000	1,545,475
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2023 A, 5% 1/1/2038	630,000	682,112
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	1,075,000	1,173,578
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2038	50,000	52,132
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2036	55,000	56,284
Seattle WA Mun Lt & Pwr Rev Series 2022, 5% 7/1/2042	135,000	144,414
Seattle WA Mun Lt & Pwr Rev Series 2023A, 5% 3/1/2038	150,000	164,068
Seattle Wash Drain & Wstwtr Rv Series 2017, 4% 7/1/2036	55,000	55,205
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2049	540,000	557,758
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2054	480,000	490,694
Tacoma WA Elec Sys Rev Series 2024B, 5% 1/1/2037	100,000	110,396
TOTAL ELECTRIC UTILITIES		7,291,896
General Obligations - 1.2%
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2033	75,000	76,339
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2034	310,000	314,279
Clark Cnty WA Sch Dist 114 Evergreen Series 2020, 4% 12/1/2036	130,000	132,097
Clark Cnty Wash Sch Dist 37 Vancouver Series 2018, 5% 12/1/2035 (State of Washington Guaranteed)	80,000	83,333
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2037 (State of Washington Guaranteed)	570,000	613,873
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2038 (State of Washington Guaranteed)	235,000	251,970
King Cnty WA Gen. Oblig. Series 2024, 5% 12/1/2044	105,000	112,880
King Cnty WA Pub Hosp Dist 1 Gen. Oblig. Series 2018, 5% 12/1/2037	160,000	164,815
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	300,000	324,322
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	325,000	349,113
North Thurston Pub Schs WA Series 2020, 4% 12/1/2034	650,000	668,254
Pierce Cnty WA Sch Dist No 3 Puyallup Series 2017, 5% 12/1/2032	75,000	77,071
Pierce Cnty WA SD 403 Bethel Series 2019, 5% 12/1/2035 (State of Washington Guaranteed)	170,000	179,443
Port Seattle WA Gen. Oblig. Series 2017, 5% 1/1/2042	1,000,000	1,010,270
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2038 (State of Washington Guaranteed)	220,000	242,770
State of Washington Gen. Oblig. 5% 2/1/2040	30,000	32,476
State of Washington Gen. Oblig. 5% 2/1/2046	60,000	62,679
State of Washington Gen. Oblig. 5% 6/1/2044	80,000	84,839
State of Washington Gen. Oblig. Series 2019 D, 5% 6/1/2039	85,000	88,365
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2040	190,000	198,298
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2039	115,000	120,116
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2040	135,000	140,675
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2038	165,000	174,445
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2040	40,000	42,216
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2041	30,000	31,586
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2037	360,000	386,486
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2042	330,000	347,114
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2037	60,000	64,586
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2045	430,000	447,571
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2036	140,000	151,830
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2042	380,000	401,033
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2043	90,000	94,595
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2044	40,000	41,892
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2045	30,000	31,325
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2040	190,000	203,641
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2037	470,000	518,048
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2039	475,000	521,918
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2040	55,000	60,114
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2039	285,000	313,594
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	190,000	205,865
State of Washington Gen. Oblig. Series 2025 C, 5% 2/1/2047	1,000,000	1,051,000
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2034	35,000	35,234
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2037	100,000	106,425
State of Washington Gen. Oblig. Series R 2023 A, 5% 8/1/2038	55,000	60,292
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2038	515,000	564,310
State of Washington Gen. Oblig. Series R 2026A, 5% 7/1/2038	2,000,000	2,248,934
TOTAL GENERAL OBLIGATIONS		13,432,331
Health Care - 0.6%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	395,000	374,129
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	135,000	139,638
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	45,000	45,710
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	320,000	333,427
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series B, 4% 8/15/2039	1,100,000	1,062,777
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	550,000	550,003
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	530,000	506,665
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2026	415,000	419,226
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035	500,000	552,168
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	20,000	21,135
Washington St Health Care Facs Auth Rev Series 2015A, 4% 10/1/2045	1,250,000	1,103,684
Washington St Health Care Facs Auth Rev Series 2025 A, 5.5% 9/1/2055	1,000,000	1,043,679
TOTAL HEALTH CARE		6,152,241
Housing - 0.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	215,000	224,640
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) Series 2023 2N, 4.95% 12/1/2053	360,000	358,258
TOTAL HOUSING		582,898
Lease Revenue - 0.0%
Fyi Properties Wash Lease Rev Series 2019, 5% 6/1/2038	65,000	67,103
Other - 0.3%
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2037	100,000	109,322
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2038	190,000	206,669
Grant Cnty Wash Gen. Oblig. Series 2022, 5.25% 12/1/2047	330,000	344,514
King Cnty WA Gen. Oblig. Series 2024, 5% 12/1/2043	65,000	70,392
Kitsap County School District No 100-C Bremerton Series 2024, 5% 12/1/2043	300,000	322,140
Pierce Cnty WA SD 403 Bethel Series 2024, 5% 12/1/2044	805,000	859,564
Snohomish Cnty WA Sch Dist No 4 Lake Stevens 5% 12/1/2039	1,760,000	1,943,359
Whatcom Cnty Wash Sch Dist No 501 Bellingham 5% 12/1/2039	150,000	161,957
TOTAL OTHER		4,017,917
Special Tax - 0.0%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2043	35,000	36,915
Fyi Properties Wash Lease Rev (State of Washington Proj.) Series 2019, 5% 6/1/2033	90,000	93,769
King Cnty WA Pub Hosp Dist 002 Gen. Oblig. Series 2020 A, 4% 12/1/2045	105,000	95,415
TOTAL SPECIAL TAX		226,099
Transportation - 0.2%
Port Seattle WA Rev 5% 2/1/2029	25,000	25,033
Port Seattle WA Rev Series 2018A, 5% 5/1/2034 (c)	25,000	25,432
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	45,000	46,576
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	500,000	506,903
Port Seattle WA Rev Series 2021C, 4% 8/1/2036 (c)	505,000	503,704
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	810,000	815,716
Port Seattle WA Rev Series 2022B, 5% 8/1/2038 (c)	145,000	153,285
Port Seattle WA Rev Series 2024B, 5.25% 7/1/2049 (c)	500,000	515,602
Port Seattle WA Rev Series D, 5% 5/1/2027 (c)	270,000	276,127
TOTAL TRANSPORTATION		2,868,378
TOTAL WASHINGTON		35,091,835
West Virginia - 0.5%
General Obligations - 0.1%
Berkeley Cnty WV Brd Ed Series 2023, 4% 6/1/2036	50,000	51,300
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2036	210,000	217,557
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2031	1,000,000	1,047,132
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2032	160,000	167,300
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2033	90,000	93,938
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2037	185,000	191,451
TOTAL GENERAL OBLIGATIONS		1,768,678
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 4% 6/1/2029	180,000	180,230
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 A, 4% 6/1/2051	475,000	404,575
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	585,000	621,669
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	215,000	227,183
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	125,000	130,177
West Virginia St Hosp Fin Auth Hosp Rev Series 2018 A, 5% 6/1/2052	1,045,000	1,047,832
TOTAL HEALTH CARE		2,611,666
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2018A, 5% 9/1/2033	45,000	46,120
West Virginia Parkways Authority Series 2021, 3% 6/1/2041	25,000	21,187
West Virginia Parkways Authority Series 2021, 4% 6/1/2042	500,000	486,099
West Virginia Parkways Authority Series 2021, 5% 6/1/2036	80,000	86,088
West Virginia Parkways Authority Series 2021, 5% 6/1/2037	290,000	310,575
West Virginia Parkways Authority Series 2021, 5% 6/1/2038	30,000	31,991
West Virginia Parkways Authority Series 2021, 5% 6/1/2039	365,000	387,393
West Virginia Parkways Authority Series 2021, 5% 6/1/2040	65,000	68,549
TOTAL TRANSPORTATION		1,438,002
TOTAL WEST VIRGINIA		5,818,346
Wisconsin - 2.1%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 12/1/2046	585,000	523,748
General Obligations - 0.4%
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	650,000	699,568
Racine WI Uni Sch Dist 4% 4/1/2044 (Assured Guaranty Inc Insured)	950,000	921,281
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	285,000	302,402
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	100,000	105,694
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	170,000	179,129
Racine WI Uni Sch Dist 5% 4/1/2041 (Assured Guaranty Inc Insured)	65,000	68,296
Racine WI Uni Sch Dist 5% 4/1/2041 (Build America Mutual Assurance Co Insured)	100,000	105,372
Wisconsin St Gen. Oblig. 4% 5/1/2038	435,000	438,981
Wisconsin St Gen. Oblig. 5% 5/1/2039	470,000	508,407
Wisconsin St Gen. Oblig. 5% 5/1/2039	155,000	167,666
Wisconsin St Gen. Oblig. Series 2021 2, 5% 5/1/2031	1,000,000	1,087,097
Wisconsin St Gen. Oblig. Series 2023B, 5% 5/1/2038	300,000	326,011
Wisconsin St Gen. Oblig. Series 2024C, 5% 5/1/2040	120,000	131,536
TOTAL GENERAL OBLIGATIONS		5,041,440
Health Care - 1.2%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	465,000	353,055
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	550,000	531,793
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	250,000	258,132
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	275,000	278,032
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2026	195,000	197,131
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2027	320,000	329,910
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 4% 11/15/2037	600,000	600,933
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	1,000,000	1,026,596
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2049	290,000	294,104
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 4% 8/15/2036	250,000	250,093
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 5% 8/15/2034	220,000	228,717
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2018 A, 4% 8/15/2037	135,000	134,276
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	250,000	258,619
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2027	60,000	61,243
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	725,000	593,207
Wisconsin Health & Educational Facilities Authority (Thedacare Inc Proj.) Series 2019, 3.125% 12/15/2049	355,000	262,024
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2036	140,000	140,015
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2047	1,215,000	1,059,374
Wisconsin Health & Educational Facilities Authority Series 2018 A, 4% 8/15/2035	130,000	130,206
Wisconsin Health & Educational Facilities Authority Series 2018, 4.125% 4/1/2046	700,000	646,530
Wisconsin Health & Educational Facilities Authority Series 2018, 5% 4/1/2037	100,000	103,294
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 4% 8/15/2041	2,500,000	2,344,478
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	175,000	150,041
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2048 (Assured Guaranty Inc Insured)	685,000	724,684
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2029	585,000	620,235
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2039	230,000	250,321
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2041	555,000	586,908
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2043	210,000	219,050
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2044	110,000	114,095
TOTAL HEALTH CARE		12,747,096
Housing - 0.3%
Public Finance Authority Series 2026 1 Class A1, 4.126% 1/20/2041 (b)	1,999,758	1,887,638
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.5% 9/1/2044	200,000	198,653
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.75% 3/1/2051	965,000	956,893
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2023 A, 4.85% 9/1/2043	150,000	152,703
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2024 A, 6% 9/1/2054	565,000	610,029
TOTAL HOUSING		3,805,916
Other - 0.0%
Racine WI Uni Sch Dist 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	145,000	154,170
Pooled Loans - 0.1%
Public Fin Auth WI Revenue Series 2025 1 CL A, 4% tender 1/1/2055 (b)(g)	1,200,000	1,192,812
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (d)	1,170,000	351,503
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2055 (Assured Guaranty Inc Insured) (d)	1,170,000	269,141
Wisconsin St Transn Rev Series 2021 A, 5% 7/1/2035	145,000	155,381
Wisconsin St Transn Rev Series 2023 A, 5% 7/1/2042	400,000	430,423
TOTAL SPECIAL TAX		1,206,448
Water & Sewer - 0.0%
State of Wisconsin Series 2020 A, 5% 6/1/2038	40,000	41,878
TOTAL WISCONSIN		24,713,508
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2040 (Assured Guaranty Inc Insured)	25,000	24,467
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) 4.4% 12/1/2043	90,000	89,990
TOTAL WYOMING		114,457
TOTAL MUNICIPAL SECURITIES (Cost $1,106,066,122)		1,104,556,275

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $59,823,431)	2.60	59,811,468	59,823,431

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,186,217,338)	1,184,654,205
NET OTHER ASSETS (LIABILITIES) - 0.3%	4,077,654
NET ASSETS - 100.0%	1,188,731,859

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,192,812 or 0.1% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	14,116,704	245,788,423	200,081,696	787,595	-	-	59,823,431	59,811,468	1.6%
Total	14,116,704	245,788,423	200,081,696	787,595	-	-	59,823,431

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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